As filed with the Securities and Exchange Commission on August 25, 2008

Securities Act Registration No. 333-[___]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X /

Pre-Effective Amendment No.                        /  /

Post-Effective Amendment No.                       / /

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

450 Wireless Blvd.

Hauppauge, NY  11788

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 631-470-2616

Title of securities being registered:  Investor Class shares of the SouthernSun Small Cap Fund, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-21720).

Approximate date of proposed public offering:  It is proposed that this filing will become effective on September 24, 2008, pursuant to Rule 488 under the Securities Act of 1933.

NEW RIVER FUNDS

6000 Poplar Avenue, Suite 220

Memphis, TN 38119

(866) 672-3863

Special Meeting of Shareholders

to be Held October 28, 2008

September [_], 2008

Dear Shareholder:

On behalf of the Board of Trustees of the New River Funds (the "New River Trust"), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of the New River Trust with respect to the New River Small Cap Fund (the "Fund"), a series of the New River Trust, to be held on October 28, 2008, at 10:00 a.m. Eastern time at the offices of Third Security, LLC, 1881 Grove Avenue, Radford Virginia 24141.

At the Special Meeting, you will be asked:

1.

To approve a new and final investment management agreement between the Fund and New River Advisers LLC (“New River Advisers”) (“Proposal 1”);

2.

To approve a new and final investment sub-advisory agreement between New River Advisers and SouthernSun Asset Management, Inc. (“SouthernSun”) (“Proposal 2”); and

3.

To approve an Agreement and Plan of Reorganization, dated as of July 18, 2008, by and between the New River Trust, on behalf of the New River Small Cap Fund, and Northern Lights Fund Trust (the "Northern Lights Trust"), on behalf of the SouthernSun Small Cap Fund, a newly created series of the Northern Lights Trust (the “Reorganization”) (“Proposal 3”).

If Proposals 1 and 2 are approved, the New River Small Cap Fund will continue to receive investment management services from New River Advisers and SouthernSun even if the Reorganization is not approved.  In addition, New River Advisers and SouthernSun will receive fees for investment advisory and sub-advisory services, respectively, that they provided to the New River Small Cap Fund since June 11, 2008 under interim investment management and sub-advisory agreements.  Management of New River Small Cap Fund believes that payment of such fees under the prior agreements is appropriate because New River Advisers and SouthernSun have provided the services called for under those agreements during the interim period.

In connection with Proposal 3, if the Reorganization is approved by the shareholders, you will become a shareholder of the SouthernSun Small Cap Fund on the date that the Reorganization occurs.  The Reorganization is expected to occur during the first half of November, 2008.  The management of the New River Small Cap Fund believes that the shareholders of the Fund will benefit from the lower investment advisory fees and potentially lower other expenses because of the expense structure of the Northern Lights Trust, increased opportunities for asset growth and anticipated economies of scale that are expected to be realized from the Reorganization.

If the Reorganization is not approved by shareholders, the Board of Trustees of the New River Trust will consider other options, which may include liquidating the New River Small Cap Fund, holding another shareholders' meeting to request a vote on the same or modified proposal(s) or continuing to operate the New River Small Cap Fund in its present form for a period of time.  The Reorganization will not proceed without approval of the shareholders.

The Board of Trustees of the New River Trust recommends that you vote FOR each of the Proposals.

The details of the Proposals are set forth in the combined Proxy Statement/Prospectus that accompanies this letter.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next several pages.  Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy.  Please vote promptly.

If you have any questions on the reorganization, please call 1-(866) 672-3863.

Sincerely,

Doit L. Koppler II

Chief Executive Officer

New River Funds

QUESTIONS AND ANSWERS RELATING TO THE PROPOSALS

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview of the Proposals, which will require your vote.

Q.

What are shareholders being asked to vote on at the upcoming Special Meeting on October 28, 2008?

A.

You are being asked to approve three proposals:  (1) a proposed new and final investment management agreement (the “Proposed Investment Management Agreement”) between the New River Small Cap Fund, a series of the New River Funds (“New River Trust”), and New River Advisers LLC (“New River Advisers”), for the provision of overall management of all aspects of the New River Small Cap Fund and its operations; (2) a proposed new and final investment sub-advisory agreement (the “Proposed Sub-Advisory Agreement” and, with the Proposed Investment Management Agreement, the (“Proposed Agreements”) between New River Advisers and SouthernSun Asset Management, Inc. (“SouthernSun”), for the provision of portfolio investment sub-advisory services to the New River Small Cap Fund; and (3) the proposed reorganization (the “Reorganization”) of the New River Small Cap Fund into the SouthernSun Small Cap Fund, a new series of the Northern Lights Fund Trust ("Northern Lights Trust").

Proposals 1 and 2:  Approvals of Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement

Q.

Why am I being asked to approve the Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement?

A.

New River Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which requires that any investment advisory agreement for an investment company contain a provision for its automatic termination if the adviser assigns the advisory agreement.  In the event of a termination pursuant to this provision, the 1940 Act and the rules thereunder allow for the adoption of interim agreements under certain circumstances.  Shareholders must vote on and approve final agreements within an allotted time period.  This provision is designed to ensure that shareholders are active in determining what company or persons manage the fund.

Recently, Third Security, LLC, the former parent company of the New River Advisers, sold its ownership interest in New River Advisers to CMT Holdings, Inc. ("CMT Holdings"), the indirect owner of SouthernSun.  CMT Holdings is owned by an unrelated group of investors that includes Michael W. Cook and Andrew G. Taylor.  Messrs. Cook and Taylor are co-portfolio managers of the New River Small Cap Fund.  The sale constituted an assignment of the former investment management agreement between New River Advisers and the New River Small Cap Fund (the “Former Investment Management Agreement”).  The termination of the Former Investment Management Agreement also resulted in the automatic termination of the former sub-advisory agreement between New River Advisers and SouthernSun (the “Former Sub-Advisory Agreement,” and collectively with the Former Investment Management Agreement, the “Former Agreements”).

As a result of the termination of the Former Agreements, New River Advisers entered into an interim investment management agreement with New River Trust on behalf of the New River Small Cap Fund (the “Interim Investment Management Agreement”), and New River Advisers entered into an interim sub-advisory agreement with SouthernSun (the “Interim Sub-Advisory Agreement” and, collectively with the Interim Investment Management Agreement, the “Interim Agreements”).  Both Interim Agreements were approved by the Board of Trustees of the New River Trust ("New River Board") and executed on June 10, 2008 to be effective June 11, 2008.

As conditionally permitted by Rule 15a-4 under the 1940 Act, the Interim Agreements were not approved by shareholders.  Among a number of conditions in Rule 15a-4 that must be satisfied by investment advisers and investment companies relying on the Rule, the interim advisory and sub-advisory agreements may not have a term that exceeds 150 days and advisory fees paid under those agreements must be held in an escrow account at the investment company’s custodian or another bank until shareholders have approved new agreements.

Because the Interim Agreements will automatically terminate on November 8, 2008, New River Advisers and SouthernSun request that shareholders approve the Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement before such automatic termination.  As discussed below, the Reorganization may occur prior to the 150 day expiration period.  However, there is no assurance that shareholder approval of the Reorganization will be obtained by that time or that there will not be some intervening event that will delay the closing of the Reorganization.  Furthermore, the New River Board seeks shareholder approval of the Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement so that New River Advisers and SouthernSun may be paid the advisory fees and sub-advisory fees (collectively, the “Fees”) they earned under the Interim Agreements.

Q.

What happens if the Proposed Investment Management and Proposed Sub-Advisory Agreements are not approved?

A.

If shareholders of the New River Small Cap Fund do not approve the Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement, the agreements will terminate on November 8, 2008.  If the Reorganization has not occurred by that date, the New River Small Cap Fund, New River Advisers and SouthernSun will have to obtain emergency exemptive or no-action relief to continue to provide investment advisory and sub-advisory services, respectively, to the New River Small Cap Fund.  In addition, the fees held in escrow for services provided since June 11, 2008, would not be released to New River Advisers and SouthernSun.  Rather, New River Advisers and SouthernSun would receive an amount equal to the lesser of the costs of providing their services or the amount of funds held in the escrow account.

Q.

How will my approval of these proposals affect the management and operation of the Funds?

A.

New River Advisers has been the manager and SouthernSun (or its predecessor entity) has been the sub-adviser for the New River Small Cap Fund since the Fund's inception. Following the approval of the Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement, New River Advisers will continue until the closing of the Reorganization to provide overall management of the New River Small Cap Fund. SouthernSun, during this period, will continue to be responsible for the purchase, retention and disposition of the securities in the New River Small Cap Fund’s investment portfolio, in accordance with the stated investment objectives of the New River Small Cap Fund.

Q.

Has the New River Board recommended shareholders approve the Proposed Investment Management Agreement and the Proposed Sub-Advisory Agreement, allowing New River Advisers and SouthernSun to receive the fees they earned, which are held in escrow subject to shareholder approval of those Proposed Agreements?

A.

Yes.  At meetings on July 18 and August 22, 2008, the New River Board determined that approval of the Proposed Investment Management Agreement and the Proposed Sub-Advisory Agreement is in the New River Small Cap Fund shareholders' best interests and recommends that you vote to approve the agreements.

Proposal 3:  Reorganization of New River Small Cap Fund into the SouthernSun Small Cap Fund

Q.

What is the proposed change to the New River Small Cap Fund?

A.

Shareholders of the New River Small Cap Fund are being asked to approve the Reorganization of the New River Small Cap Fund into the SouthernSun Small Cap Fund, a series of Northern Lights Trust.  If the Reorganization is approved, you will become a shareholder of the SouthernSun Small Cap Fund on the date that the Reorganization occurs.  You will receive Investor Class shares of the SouthernSun Small Cap Fund in exchange for the shares that you hold in the New River Small Cap Fund.

Q.

Why has the Reorganization been proposed?

A.

The expense ratio for Investor Class shares of the SouthernSun Small Cap Fund is lower prior to the application of the fee waiver and the same upon application of the fee waiver.  Given the shared trust platform, the expense ratio has the potential to be lower.  There are other potential benefits for the shareholders such as economies of scale created by potential asset growth.  The interests of New River Small Cap Fund shareholders will not be diluted, nor will shareholders bear any of the expenses of the Reorganization.  The Reorganization has been structured with the intention that it will qualify, for federal income tax purposes, as a tax-free organization.

Q.

How do the investment objectives and principal investment strategies of the New River Small Cap Fund and the SouthernSun Small Cap Fund compare?

A.

The investment objective and principal investment strategies of the New River Small Cap Fund and the SouthernSun Small Cap Fund are identical.

Q.

Will there by any changes to the portfolio managers following the proposed Reorganization?

A.

While the SouthernSun Small Cap Fund will be supported by the same team of experienced investment professionals that currently support the New River Small Cap Fund, the current lead portfolio manager (Mr. Cook) will assume the role of sole portfolio manager, and the other current co-portfolio manager for the New River Small Cap fund will no longer serve in such capacity with the SouthernSun Small Cap Fund.

Q.

What will happen to my existing shares?

A.

If the Reorganization is approved, you will become a shareholder of the SouthernSun Small Cap Fund on the date that the Reorganization occurs.  Your shares of the New River Small Cap Fund will be exchanged for Investor Class shares of the SouthernSun Small Cap Fund.  The new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.

Will I incur any transaction costs as a result of the Reorganization?

A.

No.  Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.

Who will pay for the expenses of the Reorganization?

A.

The expenses of the Reorganization, including proxy solicitation and shareholder meeting costs, legal expenses, printing, packaging and postage, will be paid by SouthernSun and Third Security, LLC.

Q.

Will the Reorganization create a taxable event for me?

A.

No.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.

What are the investment minimums for the Investor Class shares of the SouthernSun Small Cap Fund?

A.

Investor Class shares of the SouthernSun Small Cap Fund have an initial investment minimum of $1,000 for individual investors.  However, existing New River Small Cap Fund shareholders who receive Investor Class shares as part of the Reorganization will be exempted from the investment minimum.  Please note that if you subsequently close your account, you will need to satisfy the Investor Class investment minimums if you decide to purchase Investor Class shares of the SouthernSun Small Cap Fund at a later date.

Q.

What is the timetable for the Reorganization?

A.

If approved by shareholders at the Special Meeting, the Reorganization is expected to occur during the first half of November, 2008.

Q.

What happens if the Reorganization is not approved?

A.

If shareholders of the New River Small Cap Fund do not vote to approve the Reorganization, the New River Board will consider other possible courses of action in the best interests of shareholders, which may include liquidating the New River Small Cap Fund, holding another shareholders' meeting requesting a vote on the same or modified proposal(s) or continuing to operate the New River Small Cap Fund in its present form for a period of time.  The Reorganization will not proceed until such time as the Reorganization is approved by New River Small Cap Fund shareholders.

Q.

Has the New River Board approved the Reorganization?

A.

Yes.  The New River Board has determined that the Reorganization is in the New River Small Cap Fund shareholders' best interests and recommends that you vote in favor of the Reorganization.

All Three Proposals

Q.

How are the three Proposals related?

A.

All three Proposals are being made because CMT Holdings purchased New River Advisers on June 11, 2008.  As previously noted, the sale caused the assignment of the Former Investment Management Agreement and Former Sub-Advisory Agreement.  In addition, when CMT Holdings purchased New River Advisers, it considered a number of options with respect to the New River Small Cap Fund, including the possibility that it would be reorganized from a series of the New River Trust into a series of Northern Lights Trust.

Q.

What will happen if not all of the Proposals are approved?

A.

While the Proposals are related, Proposal 3 is not dependent upon approvals of Proposals 1 or 2.  The Reorganization, which shareholders are voting on in Proposal 3, will occur if shareholders approve Proposal 3 irrespective of whether shareholders approve the Proposed Investment Management Agreement (Proposal 1) or the Proposed Sub-Advisory Agreement (Proposal 2).  Likewise, the Proposed Investment Management Agreement and Proposed Sub-Adviser Agreement will take effect if shareholders approve Proposals 1 and 2 irrespective of whether shareholders approve the Reorganization (Proposal 3).  Similarly, the approval of Proposal 1 is not dependent upon the approval of Proposal 2, but Proposal 2 is dependent upon the approval of Proposal 1.

Q.

What will happen if there are not enough votes to approve one or more of the Proposals?

A.

It is important that we receive your signed proxy card to ensure that there is a quorum for the Special Meeting.  If we do not receive your vote after several weeks, you may be contacted by officers of the New River Trust, New River Advisers or SouthernSun, who will remind you to vote your shares and help you return your proxy.

Q.

How do I sign the proxy card?

A.

INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the card.

JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

ALL OTHER ACCOUNTS: The person signing must indicate his or her capacity.  This can be shown in the form of the account registration itself or by the individual executing the proxy card.

For example, a trustee for a trust should include his or her title when he or she signs, such as "Jane Doe, Trustee"; or an authorized officer of a company should indicate his or her position with the company, such as "John Smith, President."

Q.

Who should I call with questions about this proxy?

A.

If you have any questions regarding this proxy, please contact the New River Trust by calling toll-free 1-(866) 672-3863.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD PROMPTLY.  YOUR VOTE IS VERY IMPORTANT!

NEW RIVER FUNDS

6000 Poplar Avenue, Suite 220

Memphis, TN 38119

(866) 672-3863

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

to be held on October 28, 2008

Notice is hereby given that a Special Meeting of shareholders (the "Special Meeting") of New River Funds (the "New River Trust") with respect to the New River Small Cap Fund (the "Fund"), a series of the New River Trust, will be held at 10:00 a.m. Eastern time, on October 28, 2008 for the purpose of considering the proposals set forth below:

1.

To approve a new and final investment management agreement between the Fund and New River Advisers LLC.

2.

To approve a new and final investment sub-advisory agreement between New River Advisers LLC and SouthernSun Asset Management, Inc.

3.

To approve the Agreement and Plan of Reorganization that provides for: (i) the transfer of all of the assets and liabilities of the New River Small Cap Fund in exchange for Investor Class shares of the SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust; (ii) the distribution of shares of the SouthernSun Small Cap Fund so received to shareholders of the New River Small Cap Fund; and (iii) the liquidation and termination of the New River Small Cap Fund.

4.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the proposals above.  You may vote at the Special Meeting (or any adjournments thereof) if you are the record owner of shares of the New River Small Cap Fund as of the close of business on August 11, 2008.  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy on the internet or by touch-tone telephone, or by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact New River Trust for additional information by calling toll-free 1-(866) 672-3863.

By Order of the Board of Trustees,

Theodore J. Fisher, Esq.

Secretary

September [_], 2008

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD I N THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.

Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.

Joint Accounts:  Each party must sign the proxy card.  Each party should sign exactly as shown in the registration on the proxy card.

3.

All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration

Valid Signature

Corporate Accounts

(1)

ABC Corp

ABC Corp.

(2)

ABC Corp

 John Doe, Treasurer

(3)

ABC Corp.
c/o John Doe, Treasurer

            John Doe

(4)

ABC Corp. Profit Sharing Plan

John Doe, Trustee

Trust Accounts

(1)

ABC Trust

Jane B. Doe, Trustee

(2)

Jane B. Doe, Trustee
u/t/d 12/28/78

            Jane B. Doe

Custodial or Estate Accounts

(1)

John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA

            John B. Smith

(2)

Estate of John B. Smith

John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Dated September 24, 2008

Relating to the acquisition of the assets and the assumption of the liabilities of

NEW RIVER SMALL CAP FUND

a series of

NEW RIVER FUNDS

6000 Poplar Avenue, Suite 220

Memphis, TN 38119

(866) 672-3863

by and in exchange for Investor Class shares of

SOUTHERNSUN SMALL CAP FUND

a series of

NORTHERN LIGHTS FUND TRUST

450 Wireless Blvd.

Hauppauge, NY  11788

(631) 470-2600

This Proxy Statement/Prospectus constitutes the proxy statement of New River Small Cap Fund for the Special Meeting of shareholders (the "Special Meeting") and is expected to be sent to shareholders on or about September 25, 2008.

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (“New River Board”) of New River Funds (the " New River Trust") in connection with a Special Meeting of shareholders of the New River Small Cap Fund the ("Fund"), a series of the New River Trust, to be held on October 28, 2008 at 10:00 a.m. Eastern time at the offices of Third Security, LLC, 1881 Grove Avenue, Radford Virginia 24141.  At the Special Meeting, shareholders of the New River Small Cap Fund will be asked to consider and approve the following proposals:

Proposals

1.

To approve a new and final investment management agreement (the "Proposed Investment Management Agreement") between the Fund and New River Advisers LLC ("New River Advisers") ("Proposal 1").

2.

To approve a new and final investment sub-advisory agreement (the "Proposed Sub-Advisory Agreement") between New River Advisers and SouthernSun Asset Management, Inc. ("SouthernSun") ("Proposal 2").

3.

To approve the Agreement and Plan of Reorganization (the "Reorganization Agreement") that provides for: (i) the transfer of all of the assets and liabilities of the New River Small Cap Fund in exchange for Investor Class shares of the SouthernSun Small Cap Fund, a newly created series of Northern Lights Fund Trust; (ii) the distribution of shares of the SouthernSun Small Cap Fund so received to shareholders of the New River Small Cap Fund; and (iii) the liquidation and termination of the New River Small Cap Fund ("Proposal 3").

4.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

A copy of the form of the Proposed Investment Management Agreement, Proposed Sub-Advisory Agreement and Reorganization Agreement is attached as Exhibits A, B and C.

The Reorganization Agreement, Proposal 3, provides that the New River Small Cap Fund will transfer all of its assets and liabilities to the SouthernSun Small Cap Fund.  In exchange for the transfer of these assets and liabilities, the SouthernSun Small Cap Fund will simultaneously issue Investor Class shares to the New River Small Cap Fund in an amount equal in value to the net asset value of the New River Small Cap Fund's shares as of the close of business on the business day preceding the foregoing transfer (the "Reorganization").  These transfers are expected to occur (on a specific date to be determined) during the first half of November, 2008 (the "Closing Date").

Immediately after the transfer of the New River Small Cap Fund's assets and liabilities, the Fund will make a liquidating distribution to its shareholders of the SouthernSun Small Cap Fund shares received, so that a holder of shares in the New River Small Cap Fund at the Closing Date of the Reorganization will receive a number of shares of the SouthernSun Small Cap Fund with the same aggregate value as the shareholder had in the New River Small Cap Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the New River Small Cap Fund will become shareholders of the SouthernSun Small Cap Fund.  If shareholders of the New River Small Cap Fund do not vote to approve the Reorganization, the New River Board will consider other possible courses of action in the best interests of shareholders, but the Reorganization will not proceed until such time as the Reorganization is approved by the shareholders of the New River Small Cap Fund.

As explained in greater detail below, the approval of Proposal 3 would authorize the Board of Northern Lights Trust (“Northern Lights Board”), on behalf of the SouthernSun Small Cap Fund to approve an investment management agreement with SouthernSun and, as the sole initial shareholder, the Northern Lights Board will provide shareholder approval of this agreement.

The New River Trust and the Northern Lights Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act").  New River Advisers is the investment adviser to the New River Small Cap Fund, and SouthernSun is the sub-adviser to the New River Small Cap Fund.  If the Reorganization is approved, SouthernSun will be the investment adviser to the SouthernSun Small Cap Fund, and there will be no sub-adviser.  Gemini Fund Services, LLC is the transfer, administrative and fund accounting agent for the New River Small Cap Fund and the SouthernSun Small Cap Fund.  Bank of New York is the custodian for the New River Small Cap Fund and the SouthernSun Small Cap Fund.  Northern Lights Distributors, LLC is the distributor of the New River Small Cap Fund and the SouthernSun Small Cap Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the New River Small Cap Fund should know before voting on the Reorganization and should be retained for future reference.   A Statement of Additional Information ("SAI") that relates to this Proxy Statement/Prospectus and contains additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (That means that the SAI is legally considered to be part of this Proxy Statement/Prospectus).  A copy of the SAI can be obtained without charge by calling toll-free 1-(866) 672-3863 or by writing to SouthernSun Small Cap Fund, c/o Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137.  This document is also available on the SEC's website at www.sec.gov.

Certain additional relevant documents listed below, which also have been filed with the SEC, are incorporated in whole or in part by reference.   A Prospectus and Statement of Additional Information for the New River Small Cap Fund dated January 18, 2008, as supplemented, and including certain financial information about the New River Small Cap Fund, have been filed with the SEC and are incorporated in their entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information can be obtained without charge by calling toll-free 1-(866) 672-3863 or by writing to New River Funds, c/o Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137.  These documents are also available on the SEC's website at www.sec.gov.

The Annual Reports for the New River Trust relating to the New River Small Cap Fund for the fiscal year or fiscal period ended August 31, 2007 and September 30, 2007 and the Semi-Annual Report for the period ended March 31, 2008, are hereby incorporated in their entirety into this Proxy Statement/Prospectus.  Because the New River Trust's fiscal year-end changed from August 31 to September 30, effective September 30, 2007, Annual Reports to Shareholders referred to above have different fiscal year-end dates. The annual and semi-annual reports can be obtained without charge by calling toll-free 1-(866) 672-3863 or by writing to New River Funds, c/o Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137. These reports are also available on the SEC's website at www.sec.gov.  The SouthernSun Small Cap Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY OF PROPOSALS

PROPOSAL 1 : PROPOSED INVESTMENT MANAGEMENT AGREEMENT

Background

Proposed Investment Management Agreement

Board Considerations

PROPOSAL 2 : PROPOSED SUB-ADVISORY AGREEMENT

Background

Proposed Sub-Advisory Agreement

Board Considerations

Additional Information

PROPOSAL 3 : PROPOSED REORGANIZATION

SYNOPSIS OF REORGANIZATION

Reorganization

Background.

Tax Consequences

Special Considerations and Risk Factors

Comparison of Fees and Expenses

Comparison of Investment Objectives and Principal Investment Strategies

Principal Investment Strategies

Fund Performance

Comparison of Investment Restrictions and Policies

The Funds' Purchase, Exchange and Redemption Procedures

COMPARISON OF PRINCIPAL RISKS

FUND MANAGEMENT

The Manager

The Sub-Adviser

Portfolio Managers

Portfolio Manager

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

Costs of Reorganization

Federal Income Taxes

Capitalization

SHAREHOLDER RIGHTS

General Shareholder Rights

Taxes

VOTING MATTERS

General Information

Voting Rights and Required Vote

Expenses

Record Date and Outstanding Shares

Security Ownership of Certain Beneficial Owners and Management

OTHER BUSINESS

SHAREHOLDER INQUIRIES

EXHIBIT A

A-

EXHIBIT B

B-

EXHIBIT C

C-

EXHIBIT D

D-

SUMMARY OF PROPOSALS

This summary is designed to describe the proposals to be presented at the Special Meeting of shareholders.  At the Special Meeting, the shareholders will be asked to approve a new and final investment management agreement between the Fund and New River Advisers and a new and final investment sub-advisory agreement between New River Advisers and SouthernSun.  If Proposals 1 and 2 are approved, the New River Small Cap Fund will continue to receive investment management services from New River Advisers and SouthernSun even if the Reorganization is not approved.  In addition, New River Advisers and SouthernSun will receive fees for investment advisory and sub-advisory services, respectively, that they provided to the New River Small Cap Fund since June 11, 2008 under interim investment management and sub-advisory agreements.  Management of New River Small Cap Fund believes that payment of such fees under the prior agreements is appropriate because New River Advisers and SouthernSun have provided the services called for under those agreements during the interim period.

At the Special Meeting, shareholders will also be asked to approve an Agreement and Plan of Reorganization, dated as of July 18, 2008, by and between the New River Trust, on behalf of the New River Small Cap Fund, and Northern Lights Trust, on behalf of the SouthernSun Small Cap Fund, a newly created series of the Northern Lights Trust.  In connection with this proposal, if the Reorganization is approved by the shareholders, you will become a shareholder of the SouthernSun Small Cap Fund on the date that the Reorganization occurs.  The Reorganization is expected to occur during the first half of November, 2008.  The management of the New River Small Cap Fund believes that the shareholders of the Fund will benefit from the lower investment advisory fees and potentially lower other expenses because of the expense structure of the Northern Lights Trust, increased opportunities for asset growth and anticipated economies of scale that are expected to be realized from the Reorganization.

Shareholders should read this entire Proxy Statement/Prospectus carefully.  The summary is qualified in its entirety by reference to the Prospectus for the New River Small Cap Fund.  For more complete information about the New River Small Cap Fund, please read the Prospectus and Statement of Additional Information for the New River Small Cap Fund.

PROPOSAL 1 : PROPOSED INVESTMENT MANAGEMENT AGREEMENT

Background

Under the existing interim investment management agreement ("Interim Investment Management Agreement") between New River Advisers and the Fund, New River Advisers is responsible for managing the business and operations of the Fund, including oversight of all service providers to the Fund and marketing and distribution activities.  Since the inception of the Fund, New River Advisers has served as the investment manager of the Fund.

Proposed Investment Management Agreement

On July 18, 2008 and August 22, 2008, the Board of Trustees of the New River Funds discussed the proposals contained in this Proxy Statement.  The Board, including the Trustees who are not "interested persons" as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended ("Independent Trustees"), voted unanimously to approve the Interim Investment Management Agreement retaining New River Advisers as the investment manager for the Fund.  The Board, including the Independent Trustees, also voted unanimously to recommend the shareholders approve Proposed Investment Management Agreement which is attached as Exhibit A.   The Interim and Proposed Investment Management Agreements are necessary because on June 11, 2008, Third Security, LLC, the parent company of New River Advisers, sold its ownership interest in New River Advisers to CMT Holdings, Inc. ("CMT Holdings"), which is owned by an unrelated group of investors that includes Michael W. Cook and Andrew G. Taylor.  Michael W. Cook is president and Andrew G. Taylor is a member of the Board of Directors of CMT Holdings.  Messrs. Cook and Taylor are co-portfolio managers of the Fund.  CMT Holdings also indirectly owns SouthernSun, which provides investment sub-advisory services to the Fund and is discussed further in Proposal 2.  Prior to June 11, 2008, New River Advisers was wholly owned by Third Security, LLC.  Under Section 15(a)(4) of the Investment Company Act of 1940, as amended, the sale resulted in an assignment of the former investment management agreement (the “Former Investment Management Agreement”), entered into on September 12, 2003, and was automatically terminated.  The Former Investment Management Agreement was approved by the Fund’s initial shareholder on September 12, 2003 and has not been voted on by shareholders since that time.  The Interim Investment Management Agreement will remain effective until the shareholders of the Fund approve the Proposed Investment Management Agreement or 150 days after the Closing Date, whichever occurs first.

The terms of the Proposed Investment Management Agreement are substantially the same as the terms in the Former Investment Management Agreement, with the following exceptions. The Proposed Investment Management Agreement now contains a provision describing the Interim Investment Management Agreement, which did not appear in the Former Investment Management Agreement.  Both the Former Investment Management Agreement and the Proposed Investment Management Agreement provides that each will remain in force for an initial term of two years, and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on such approval.  Because of the proposed Reorganization, it is not expected that the Proposed Investment Management Agreement will remain in place more than a few months.  A majority of the Trustees of the Fund continue to have the right to terminate the Proposed Investment Management Agreement upon 30 days notice, as was the case with the Former Investment Management Agreement.  Additionally, under Section 15(a) of the 1940 Act, the Proposed Investment Management Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to New River Advisers.

The Proposed Investment Management Agreement and the Interim Investment Management Agreement also contain substantially the same terms, except for those noted in the previous paragraph.  In addition, the Interim Investment Management Agreement provides, pursuant to Rule 15a-4(b)(2) under the 1940 Act, that:  (i) it is on the same terms as and the fees are the same as the Former Investment Management Agreement, (ii) any fees payable to New River Advisers under the Interim Investment Management Agreement shall be held in escrow until the Proposed Investment Management Agreement is approved by shareholders and, (iii) it may be terminated by either party upon 10 days written notice.

New River Advisers shall carry out its responsibilities under the Interim and Proposed Investment Management Agreements in compliance with: (a) the Fund’s investment objectives, policies, and restrictions as set forth in the Fund’s current prospectus and statement of additional information, (b) such policies or directives as the Fund’s Trustees may from time to time establish or issue and communicate to New River Advisers in writing, and (c) applicable law and related regulations.  In particular, New River Advisers shall continue to furnish business and operations management services for the Fund and shall continue to oversee the various service providers to the Fund, including the investment sub-advisor, as well as initiate and oversee the marketing and distribution activities on behalf of the Fund.  In this connection, New River Advisers shall provide the officers and Trustees of the Fund with such reports and documentation as the latter shall reasonably request regarding New River Advisers' management of the Fund.  Consistent with the requirements of the 1940 Act and applicable state law, New River Advisers, in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Interim and Proposed Investment Management Agreements, shall not be liable for any loss arising out of any investment.

Under the Former, Interim and Proposed Investment Management Agreements, New River Advisers is paid an annual management fee of 1.0% of the Fund’s average net assets as compensation for the services provided and the expenses assumed with respect to the Fund.  If, in any fiscal year the aggregate expenses of the Fund exceed any applicable expense limitation, New River Advisers, pursuant to an agreement with the Fund to limit such expenses (the “Expense Limitation Agreement”), has agreed to waive all or a portion of its management fee or reimburse the Fund for expenses to the extent required to satisfy such limitation.  Such Expense Limitation Agreement is effective through January 31, 2010.

In compliance with Rule 15a-4(b)(2) under the 1940 Act, the compensation paid under Interim Investment Management Agreement is the same as that which was paid under the Former Investment Management Agreement.  Additionally, the fees paid to New River Advisers under the Interim Investment Management Agreement are currently being held in an escrow account and will be paid to New River Advisers upon shareholder approval of the Proposed Investment Management Agreement.  If the Proposed Investment Management Agreement is not approved by shareholders by the end of the 150-day period for which the Interim Investment Management Agreement may be in effect, then New River Advisers will receive the lesser of:  (1) any costs it incurred in performing its obligations under the Interim Investment Management Agreement (plus interest earned on that amount while in escrow); or (2) the total amount in the escrow account (plus interest).

The Proposed Investment Management Agreement shall automatically terminate in the event of its assignment.  Additionally, under Section 15(a) of the 1940 Act, the Proposed Investment Management Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to New River Advisers.

As noted above, the sale of New River Advisers to CMT Holdings by Third Security, LLC, the now-former parent company of New River Advisers, resulted in the assignment of the Former Investment Management Agreement.  Under Section 15(f) of the 1940 Act, an investment adviser or affiliated person of such investment adviser is permitted to receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an investment advisory contract if:  (1) for a period of three years after the sale, at least 75 percent of the members of the Board of Trustees are not interested persons (as such term is defined in the 1940 Act) of any current or predecessor investment adviser to the New River Trust; and (2) no unfair burden is imposed on the New River Trust as a result of the sale or any express or implied terms, conditions, or understandings applicable thereto.  The New River Trust intends to comply with the requirements of Section 15(f) and the Board of Trustees has determined that the Sale did not result in an unfair burden on the New River Trust.

Board Considerations

The form of the Proposed Investment Management Agreement is attached hereto and labeled as Exhibit A.  The Board, including all of the Independent Trustees, held a meetings on July 18 and August 22, 2008, to consider the Proposed Investment Management Agreement.  At that meetings, the Board evaluated, among other things, written information provided by New River Advisers, as well as answers to questions posed by the Board to representatives of New River Advisers and its new owner, CMT Holdings.  In response to specific requests from the Independent Trustees, New River Advisers furnished information concerning a variety of aspects of the operation of the Fund including, (1) details concerning the nature, extent and quality of the services provided by New River Advisers, (2) the investment performance of the Fund, (3) the structure of New River Advisers and its ability to provide services to the Fund based on its financial condition as well as the credentials, reputation, background and experience of its personnel, (4) the advisory fees and total expenses of the Fund, (5) an assessment as to whether any economies of scale existed in connection with the operation of the Fund, and (6) information concerning costs of services provided to the Fund and the profitability to New River Advisers of providing such services, including any direct or indirect benefits enjoyed by New River Advisers.

The Board considered and approved the presentation to shareholders of the Proposed Investment Management Agreement.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.  Below is a discussion of the information considered by the Board.

Nature, Extent and Quality of Services

The Board examined the nature, extent and quality of the services to be provided by New River Advisers to the Fund.  The Board considered that under the Proposed Investment Management Agreement, New River Advisers would be responsible for managing the business and operations of the Fund, including overseeing all service providers to the Fund and all marketing and distribution activities on behalf of the Fund, and ensuring that investments made by the Fund are in accordance with the Fund’s investment objective and strategies as stated in the Fund’s Prospectuses and Statement of Additional Information, as from time to time in effect.  The Board concluded that the nature and extent of these services was appropriate for the Fund.

The Board then evaluated the quality of the services provided by New River Advisers to the Fund during its tenure as manager of the Fund.  Specifically, the Board noted that New River Advisers, under its former ownership by Third Security, LLC, has provided the highest quality of services to the Fund.  Further, the Board noted that New River Advisers has entered into a transition services agreement with Third Security, LLC to ensure continuity of services to the Fund and to facilitate a seamless transition to New River Advisers’ ownership under CMT Holdings.

The Board evaluated the financial condition of New River Advisers and its new owner, CMT Holdings and determined that there was no reason to believe that New River Advisers' financial condition, and that of CMT Holdings, would inhibit New River Advisers from delivering quality service as a manager for the Fund.  Thus, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by New River Advisers in the past, and concluded that there was a reasonable basis on which to conclude that New River Advisers would continue to provide high quality investment management services to the Fund under the Proposed Investment Management Agreement.

Investment Performance of the Fund

Under the Former, Interim and Proposed Investment Management Agreements between New River Advisers and the Fund, New River Advisers may, and currently does, delegate investment portfolio management responsibilities for the Fund to a sub-adviser.  Since the inception of the Fund, SouthernSun (or its predecessor entity) has served as the sub-adviser to the Fund.  The Board noted that the investment performance has been well-above average in comparison to both the Fund's benchmark, the Russell 2000 Index, and its peer group.  As of June 30, 2008, the performance of the Fund is ahead of its stated benchmark for the three-month, one-year, three-year and since-inception periods.  The Fund is also in the top quintile for its Morningstar category for the same periods except since-inception, which Morningstar does not provide.  A discussion of the investment performance of the Fund is presented below in Proposal 2.

Costs of Services and Profits Realized by New River Advisers

The Board examined the costs to New River Advisers of serving as the investment manager to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund.  The Board examined the anticipated revenues that New River Advisers is expected to receive for serving as the manager to the Fund.  The Board noted that retaining New River Advisers would not result in an increase in cost to the shareholders of the Fund since the management fees paid to New River Advisers are the same under the Interim and Proposed Investment Management Agreements.  The Board also noted that the current Expense Limitation Agreement, under which the expenses of the Fund are limited to an annual rate of 1.50% of net assets in the Fund, will remain in effect until January 31, 2010.

Specifically, the Board noted that the Expense Limitation Agreement was favorable to the Fund and that, under both the Interim and Proposed Investment Management Agreements, New River Advisers would be required to waive a certain amount of its fee if the aggregate expenses of the Fund exceeded the applicable expense limitation.  The Board considered that it might be difficult to find another manager who would be willing to agree to such a fee waiver, especially since the Fund is relatively small in terms of net assets.

In light of the costs of services to be provided by New River Advisers and comparable management fees for such services, the Board concluded that the cost of services to be provided by and the profits to be realized by New River Advisers are reasonable.

Economies of Scale

The Board determined that economies of scale should not factor heavily into their decision as to whether to retain New River Advisers as the Fund’s manager because of the small size of the Fund and the fact that New River Advisers does not manage or perform services for any other registered investment company or investment advisory clientele.

Other Benefits

The Board considered the fact that there are no tangible benefits to New River Advisers in providing investment management services to the Fund, other than the fee to be earned under the Proposed Investment Management Agreement.  For example, New River Advisers has no soft dollar arrangements.  There may be certain intangible benefits gained to the extent that serving the Fund could enhance New River Advisers' reputation in the marketplace, and, therefore, may enable New River Advisers to attract additional client relationships.  The Board concluded that this was reasonable and consistent with the types of benefits generally derived by managers to mutual funds.

Additional Considerations

The Board considered that retaining New River Advisers as the manager of the Fund will provide the most continuity and least disruption to the Fund’s business and operations, investment objective, primary investment strategies and processes.  In addition, the Board concluded that the continuity provided by retaining New River Advisers would benefit shareholders and minimize costs that a new manager might incur to reshape the business, operations and investment portfolio of the Fund.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED INVESTMENT MANAGEMENT AGREEMENT

PROPOSAL 2 : PROPOSED SUB-ADVISORY AGREEMENT

Background

As noted in Proposal 1, New River Advisers has delegated, since the inception of the Fund, and currently delegates, investment portfolio management responsibilities for the Fund to a sub-adviser, SouthernSun (or its predecessor entity).

Proposed Sub-Advisory Agreement

At its meeting on June 10, 2008, the Board of Trustees of the New River Funds, including the Independent Trustees, voted unanimously to approve an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) retaining SouthernSun as the sub-adviser for the Fund.  The Board, including the Independent Trustees, also voted unanimously to recommend the shareholders approve the Proposed Sub-Advisory Agreement which is attached as Exhibit B.   The Interim and Proposed Sub-Advisory Agreements are necessary because, under Section 15(a)(4) of the 1940 Act, the termination of the Former Investment Management Agreement as discussed in Proposal 1 also resulted in the automatic termination of the former sub-advisory agreement (the “Former Sub-Advisory Agreement”), entered into on December 22, 2005, between New River Advisers and SouthernSun on behalf of the Fund.  The Former Sub-Advisory Agreement was approved by the Fund’s shareholders on December 22, 2005 and has not been voted on by shareholders since that time.  The Interim Sub-Advisory Agreement will remain effective until the shareholders of the Fund approve the Proposed Sub-Advisory Agreement or 150 days after the Closing Date, whichever occurs first.

The terms of the Proposed Sub-Advisory Agreement are substantially the same as the terms in the Former Sub-Advisory Agreement, with the following exceptions.  The Proposed Sub-Advisory Agreement now contains a provision describing the Interim Sub-Advisory Agreement, which did not appear in the Former Sub-Advisory Agreement.  Under the Proposed Sub-Advisory Agreement, each party may terminate the Agreement if the other party breached or upon 30 days notice to the other party.  Under the Former Sub-Advisory Agreement, New River Advisers was the only party with the right to terminate the Agreement in the event the other party breaches the Agreement or at anytime, provided New River Advisers provides 30 days notice.   A majority of the Trustees of the Fund continue to have the right to terminate the Proposed Sub-Advisory Agreement upon 30 days notice, as was the case with the Former Sub-Advisory Agreement.  Additionally, under Section 15(a) of the 1940 Act, the Proposed Sub-Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to SouthernSun.

The Proposed Sub-Advisory Agreement and the Interim Advisory Agreement also contain substantially the same terms, except for those noted in the previous paragraph.  In addition, the Interim Sub-Advisory Agreement provides, pursuant to Rule 15a-4(b)(2) under the 1940 Act, that: (i) it is on the same terms as and the fees are the same as the Former Sub-Advisory Agreement, (ii) any fees payable to SouthernSun under the Interim Sub-Advisory Agreement shall be held in escrow until the Proposed Sub-Advisory Agreement is approved by shareholders and, (iii) it may be terminated by either party upon 10 days written notice.

The Board believes that Fund shareholders can benefit most from management of the Fund’s investment portfolio by SouthernSun, which has demonstrated superior performance.  SouthernSun does not currently contemplate that there would be any material changes to the Fund’s principal investment strategies if the Proposed Sub-Advisory Agreement is approved.

SouthernSun shall carry out its responsibilities under the Interim and Proposed Sub-Advisory Agreements in compliance with: (a) the Fund’s investment objectives, policies, and restrictions as set forth in the Fund’s current prospectus and statement of additional information, (b) such policies or directives as the Fund’s Trustees may from time to time establish or issue and communicate to SouthernSun in writing, and (c) applicable law and related regulations.  In particular, SouthernSun shall continue to furnish an investment program for the Fund and shall continue to determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Fund shall be held in various securities, or other investments.  In this connection, SouthernSun shall provide New River Advisers and the officers and Trustees of the Fund with such reports and documentation as the latter shall reasonably request regarding SouthernSun’s management of the Fund’s assets. Consistent with the requirements of the 1940 Act and applicable state law, SouthernSun, in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Interim and Proposed Sub-Advisory Agreements, shall not be liable for any loss arising out of any investment.

Under the Interim and Proposed Sub-Advisory Agreements, New River Advisers engages, at its own expense, the services of SouthernSun in connection with New River Advisers' management of the Fund.  For the services provided and the expenses assumed with respect to the Fund, New River Advisers agrees to pay SouthernSun a monthly fee equal to 40% of the monthly management fee rate that the Fund is obligated to pay New River Advisers under its Investment Management Agreement.  If, in any fiscal year the aggregate expenses of the Fund exceed any applicable expense limitation, and New River Advisers, pursuant to an agreement with the Fund to limit such expenses under the Expense Limitation Agreement, waives all or a portion of its management fee or reimburses the Fund for expenses to the extent required to satisfy such limitation, the fee paid to SouthernSun will be reduced pro rata by the amount of any such waiver of the management fee.  The Fund will not pay any fees directly to SouthernSun as the sub-adviser.

In compliance with Rule 15a-4(b)(2), the compensation paid under Interim Sub-Advisory Agreement is the same as that which was paid under the Former Sub-Advisory Agreement.  Additionally, because (i) the fees paid to New River Advisers are currently being held in escrow as discussed in Proposal 1 and (ii) New River Advisers pays SouthernSun for the services performed by SouthernSun on behalf of the Fund, the fees paid to SouthernSun under the Interim Sub-Advisory Agreement are currently being held in an escrow account and will be paid to SouthernSun by New River Advisers upon shareholder approval of both the Proposed Investment Management Agreement as described in Proposal 1 and the Proposed Sub-Advisory Agreement as described herein.  If the Proposed Investment Management Agreement and Proposed Sub-Advisory Agreement are not approved by shareholders by the end of the 150-day period for which the Interim Sub-Advisory Agreement may be in effect, then SouthernSun will receive the lesser of: (1) any costs it incurred in performing its obligations under the Interim Sub-Advisory Agreement (plus interest earned on that amount while in escrow); or (2) the total amount in the escrow account (plus interest).

The Proposed Sub-Advisory Agreement may be terminated at any time, without the payment of any penalty by: (1) the vote of a majority of the Trustees of the New River Trust or by New River Advisers, in each case, on not less than 30 days nor more than 60 days written notice to the sub-adviser, or (2) by New River Advisers immediately upon written notice to the other parties in the event of a breach of any provision of the Proposed Sub-Advisory Agreement.  The Proposed Sub-Advisory Agreement shall automatically terminate in the event of its assignment or in the event of the termination of the Investment Management Agreement between the Fund and New River Advisers regarding New River Advisers' management of the Fund.  Additionally, under Section 15(a) of the 1940 Act, the Proposed Sub-Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees, or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to SouthernSun.

As noted above, the sale of New River Advisers to CMT Holdings by Third Security, LLC, the parent company of New River Advisers, resulted in the assignment of the Former Investment Management Agreement and, therefore, the automatic termination of the Former Sub-Advisory Agreement.  Under Section 15(f) of the 1940 Act, an investment adviser or affiliated person of such investment adviser is permitted to receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an investment advisory contract if: (1) for a period of three years after the sale, at least 75 percent of the members of the Board of Trustees are not interested persons (as such term is defined in the 1940 Act) of any current or predecessor investment adviser to the New River Trust; and (2) no unfair burden is imposed on the New River Trust as a result of the sale or any express or implied terms, conditions, or understandings applicable thereto.  The New River Trust intends to comply with the requirements of Section 15(f) and the Board of Trustees has determined that the sale did not result in an unfair burden on the New River Trust.

Board Considerations

The form of the Proposed Sub-Advisory Agreement is attached hereto and labeled as Exhibit B.  The Board, including all of the Independent Trustees, considered the Proposed Sub-Advisory Agreement at its meeting held on June 10, 2008.  At that meeting, the Board evaluated, among other things, written information provided by New River Advisers and SouthernSun, as well as answers to questions posed by the Board to representatives of New River Advisers and SouthernSun.  In response to specific requests from the Independent Trustees, New River Advisers and SouthernSun furnished information concerning a variety of aspects of the operation of the Fund including, (1) details concerning the nature, extent and quality of the services provided by New River Advisers and SouthernSun, (2) SouthernSun’s investment approach, (3) the investment performance of the Fund, (4) the structure of SouthernSun and its ability to provide services to the Fund based on its financial condition as well as the credentials, reputation, background and investment experience of its personnel, (5) the advisory fees, sub-advisory fees and total expenses of the Fund, (6) an assessment as to whether any economies of scale existed in connection with the operation of the Fund, and (7) information concerning costs of services provided to the Fund and the profitability to SouthernSun of providing such services, including any direct or indirect benefits enjoyed by SouthernSun.

The Board considered and approved the presentation to shareholders of the Proposed Sub-Advisory Agreement.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.  Below is a discussion of the information considered by the Board.

Nature, Extent and Quality of Services

The Board examined the nature, extent and quality of the services to be provided by SouthernSun to the Fund.  The Board considered that under the Proposed Sub-Advisory Agreement, SouthernSun would be responsible for managing the investment portfolio of the Fund, including the purchase, retention and disposition of the investments, securities and cash contained in the Fund, in accordance with the Fund’s investment objective and strategies as stated in the Fund’s Prospectuses and Statement of Additional Information, as from time to time in effect.  In connection with these responsibilities and duties, the Board considered the fact that SouthernSun would be responsible for (1) providing investment research and supervision of the Fund’s investments and conducting a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Fund’s assets and (2) implementing all purchases and sales of investments for the Fund in a manner consistent with its policies.  The Board concluded that the nature and extent of these services was appropriate for the Fund.

The Board then evaluated the quality of the services provided by SouthernSun to the Fund during its tenure as sub-adviser to the Fund.  Specifically, the Board noted that Fund’s strategy to invest in small capitalization companies required that its portfolio investments be selected after extensive research of potential portfolio companies.  The Board noted that the key personnel at SouthernSun had experience in analyzing small capitalization companies and that such experience would allow SouthernSun to perform the necessary research and evaluation to continue to select appropriate portfolio investments for the Fund.

The Board evaluated the financial condition of SouthernSun and determined that there was no reason to believe that SouthernSun’s financial condition would inhibit it from delivering quality service as the sub-adviser to the Fund.  Thus, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by SouthernSun in the past, and concluded that there was a reasonable basis on which to conclude that SouthernSun would continue to provide high quality investment sub-advisory services to the Fund under the Proposed Sub-Advisory Agreement.

Summary of Investment Performance Reviewed by the Board

The Board examined the performance history of the Fund during the periods and times that it was sub-advised by SouthernSun.  The Board noted that for the periods reviewed, the Fund had outperformed its benchmark index, the Russell 2000 Index.  The Board concluded that, although the past performance of the Fund is no guarantee of future performance, given the Fund’s investment performance, the shareholders are likely to benefit from SouthernSun continuing to serve as the sub-adviser to the Fund.

Costs of Services and Profits Realized by SouthernSun

The Board examined the costs to SouthernSun of serving as the investment sub-adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund.  The Board examined the anticipated revenues that SouthernSun is expected to receive for serving as the sub-adviser to the Fund.  The Board noted that retaining SouthernSun would not result in an increase in cost to the shareholders of the Fund since SouthernSun is paid by New River Advisers and not by the Fund directly.  The Board also noted that the current Expense Limitation Agreement, under which the expenses of the Fund are limited to an annual rate of 1.50% of net assets in the Fund, will remain in effect until January 31, 2010.

Specifically, the Board noted that the Expense Limitation Agreement was favorable to the Fund and that, under both the Interim and Proposed Sub-Advisory Agreements, SouthernSun would be required to waive a certain amount of its fee if the aggregate expenses of the Fund exceeded the applicable expense limitation.  The Board considered that it might be difficult to find another sub-adviser who would be willing to agree to such a fee waiver, especially since the Fund is relatively small in terms of net assets.

In light of the costs of services to be provided by SouthernSun and comparable management fees for such services, the Board concluded that the cost of services to be provided by and the profits to be realized by SouthernSun are reasonable.

Economies of Scale

The Board determined that economies of scale should not factor heavily into their decision as to whether to retain SouthernSun as the Fund’s sub-adviser because of the small size of the Fund and the fact that, since the sub-adviser is paid from the assets of the adviser and not from the assets of the Fund, economies of scale are generally less important for approval of sub-advisory agreements than approval of advisory agreements.

Other Benefits

The Board considered the fact that there are no tangible benefits to SouthernSun in providing investment sub-advisory services to the Fund, other than the fee to be earned under the Proposed Sub-Advisory Agreement.  For example, SouthernSun has no soft dollar arrangements.  There may be certain intangible benefits gained to the extent that serving the Fund could enhance SouthernSun’s reputation in the marketplace, and, therefore, may enable SouthernSun to attract additional client relationships.  The Board concluded that this was reasonable and consistent with the types of benefits generally derived by sub-advisers to mutual funds.

Additional Considerations

The Board considered that retaining SouthernSun as the sub-adviser to the Fund will provide the most continuity and least disruption to the Fund’s investment objective, primary investment strategies and processes.  In addition, the Board concluded that the continuity provided by retaining SouthernSun would benefit shareholders and minimize costs that a new sub-adviser might incur to reshape the portfolio.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED SUB-ADVISORY AGREEMENT

Additional Information

Service Providers

The Fund’s investment manager is New River Advisers located at 6000 Poplar Avenue, Suite 220, Memphis, TN 38119.  The Fund’s investment sub-adviser is SouthernSun located at 6000 Poplar Avenue, Suite 220, Memphis, Tennessee 38119.  The Fund’s administrator is Gemini Fund Services, LLC located at 450 Wireless Boulevard, Hauppauge, New York 11788.  The Fund’s principal underwriter is Northern Lights Distributors, LLC located at 4020 South 147th Street, Omaha, Nebraska 68137.

New River Advisers is wholly owned by CMT Holdings.  CMT Holdings is located at 6000 Poplar Avenue, Suite 220, Memphis, Tennessee 38119.  Earl W. Powell, Marko Dimitrijevic, Michael W. Cook and Andrew G. Taylor each own, directly or indirectly, more than 10% of CMT Holdings. The following table provides the name, address and principal occupation of the principal executive officer of New River Advisers which is organized without directors.

Name	Title	Address	Principal Occupation
William P. Halliday	Chief Executive Officer	6000 Poplar Avenue, Ste 220 Memphis, Tennessee 38119	Chief Executive Officer & Chief Compliance Officer, New River Advisers LLC

SouthernSun is wholly owned by MWCAM, Inc., which is wholly owned by CMT Holdings.  Messrs. Powell and Dimitrijevic, along with David Gershman, serve as directors of SouthernSun.  Mr. Powell serves as Chairman of the Board of Atlantis Plastics, Inc. and as Chairman of the Board, President and Chief Executive Officer of TriVest Partners, L.P., a private investment firm formed by Mr. Powell.  Mr. Dimitrijevic is Founder and President of Everest Capital Inc., a global investment firm that manages hedge funds.  Mr. Gershman serves as Director and General Counsel of TriVest Partners, L.P.  The following table provides the name, address and principal occupation of the principal executive officer and directors of SouthernSun.

Name	Title	Address	Principal Occupation
Michael W. Cook	Chief Executive Officer	6000 Poplar Avenue, Ste 220 Memphis, Tennessee 38119	Chief Executive Officer, SouthernSun Asset Management, Inc.
Earl W. Powell	Director	6000 Poplar Avenue, Ste 220 Memphis, Tennessee 38119	Chairman of the Board of Atlantis Plastics, Inc.; Chairman of the Board, President and Chief Executive Officer of TriVest Partners, L.P.
Marko Dimitrijevic	Director	6000 Poplar Avenue, Ste 220 Memphis, Tennessee 38119	President, Everest Capital Inc.
David Gershman	Director	6000 Poplar Avenue, Ste 220 Memphis, Tennessee 38119	General Counsel of TriVest Partners, L.P.

Purchases or Sales of Securities

All purchases and sales of securities of the Fund since the beginning of the most recently completed fiscal year by any Trustee is described below.  Please note that transactions involving less than 1% of the outstanding securities of the Fund may be omitted.

Name of Trustee	Consideration	Terms of Payment
None greater than 1%	n/a	n/a

Security Ownership of Certain Beneficial Owners

The following table provides certain information as of August 11, 2008, the record date (the "Record Date") for the Special Meeting, with respect to those persons known to the Fund to be beneficial owners of more than 5% of the outstanding shares of the Fund:

Record or Beneficial Owner Names and Addresses	Status	Percent of the Fund
National Financial Services, LLC 200 Liberty Street One World Financial Center New York, NY 10281	Record	26.52%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	Record	23.90%
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103	Record	16.71%
Matrix Settlement & Clearance Serv. 333 E. Main Street Midland, MI 48640	Record	5.41%

Security Ownership of Management

The following table provides certain information as of August 11, 2008, the Record Date for the Special Meeting, with respect to the beneficial ownership, if any, of the Fund’s shares by (1) each Trustee and officer of the Fund and (2) all Trustees and officers of the Fund as a group:

Name of Trustee	Number of Shares Beneficially Owned	Percent of the Fund
Doit L. Koppler II	13,365	*
Andrew Rogers	650	*

                                                    *Less than 1%.

As of the Record Date, all Trustees and officers as a group owned 14,015 shares or less than 1% of the Fund.

Principal Executive Officer and Trustees/Directors

The following table provides the name, address and principal occupation of the principal executive officers and trustees of the New River Trust.

Name	Position with New River Trust	Address	Principal Occupation
Doit L. Koppler II, CPA	Chairman, Chief Executive Officer, Principal Executive Officer, Chief Financial Officer, Principal Financial Officer and Treasurer	1881 Grove Avenue Radford, VA 24141	Treasurer and Managing Director of Third Security, LLC
Vijay Singal, Ph.D, CFA	Independent Trustee, Member of Fund Audit Committee	Virginia Tech 1016 Pamplin Hall Blacksburg, VA 24061	Head of the Department of Finance at the Pamplin College of Business at the Virginia Polytechnic Institute and State University
William Fry, CPA	Independent Trustee, Member of Fund Audit Committee, Financial Expert	1881 Grove Avenue Radford, VA 24141	Chief Financial Officer or RADVA Corp.
Leon Peter Fletcher, Ph.D	Independent Trustee	1881 Grove Avenue Radford, VA 24141	Professor Emeritus of Mathematics at Virginia Polytechnic Institute and State University
Theodore J. Fisher	Chief Legal Officer, Secretary	1881 Grove Avenue Radford, VA 24141	Associate General Counsel of Third Security, LLC
Andrew Rogers	Assistant Secretary	150 Motor Parkway, Suite 205 Hauppauge, NY 11788	President of Gemini Fund Services, LLC
Michael J. Wagner	Chief Compliance Officer	161 Canterbury Road Rochester, NY 14607	President of Northern Lights Compliance Services, LLC

Fees Paid

The following table summarizes the investment management fees incurred by the Fund during the last full fiscal year and last fiscal period (month) under Former Investment Management Agreement and expense limitation agreement which caps the Fund's expenses (net of certain exclusions) at 1.50%.

Month Ended September 30, 2007			Year Ended August 31, 2007
Management Fee Earned	Management Fee Waived/Reimbursed	Net	Management Fee Earned	Management Fee Waived/Reimbursed	Net
$45,776	$18,272	$27,504	$464,603	$107,490	$357,113

Fees waived or expenses reimbursed may be recouped by the manager from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of September 30, 2007, there were $534,580 Fund fee waivers and expense reimbursements subject to recapture by the manager through September 30 of the years below :

2008	2009	2010
$225,293	$192,483	$116,804

During the same time period presented in the tables directly above, the fees earned by SouthernSun, after reducing the Fund’s operating costs in accordance with an expense limitation agreement, were 40% of the management fees received by New River Advisers.

Outstanding Shares and Net Assets

As of the Record Date, the Fund had 5,026,489.579 shares outstanding and $79,514,856.06  total net assets.

Portfolio Transactions

The Fund does not allocate portfolio brokerage on the basis of the sales of shares, although brokerage firms whose customers purchase shares of the Fund may participate in brokerage commissions.  The Fund does not make portfolio transactions through affiliated brokers.

There were no material transactions since the beginning of the last fiscal year in which any trustee or officer of the Fund had an interest.

PROPOSAL 3 : PROPOSED REORGANIZATION

SYNOPSIS OF REORGANIZATION

This Synopsis is designed to describe the Reorganization Agreement and to allow you to compare the current fees, investment objectives, policies and restrictions, distribution, purchase, exchange and redemption procedures of the New River Small Cap Fund with those of the SouthernSun Small Cap Fund (each a "Fund" or together the "Funds").  This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Synopsis is qualified in its entirety by reference to the Prospectus for the New River Small Cap Fund.  For more complete information, please read the Prospectus for the New River Small Cap Fund.

Reorganization

Background.  Pursuant to the Reorganization Agreement, the New River Small Cap Fund will transfer all of its assets and liabilities to the SouthernSun Small Cap Fund in exchange solely for Investor Class shares of the SouthernSun Small Cap Fund.

The New River Small Cap Fund will then distribute the SouthernSun Small Cap Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization is that shareholders of the New River Small Cap Fund will become shareholders of the SouthernSun Small Cap Fund.  No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization.  If shareholders of the New River Small Cap Fund do not vote to approve the Reorganization, the New River Board will consider other possible courses of action in the best interests of shareholders, but the Reorganization will not proceed until such time as the Reorganization is approved by the shareholders.

The New River Board, including the Independent Trustees, has concluded that the Reorganization would be in the best interests of the New River Small Cap Fund and its shareholders, and that the interests of existing shareholders in the Fund will not be diluted as a result of the Reorganization.  The New River Board recommends that you vote FOR approval of the Reorganization.

The Reorganization is subject to approval by the shareholders of the New River Small Cap Fund. The Reorganization, if approved by shareholders, is scheduled to be effective upon the close of business on the Closing Date. As a result of the Reorganization, each shareholder of the New River Small Cap Fund will become the owner of the number of full and fractional shares of the SouthernSun Small Cap Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's New River Small Cap Fund shares as of the close of business on the Closing Date. The New River Small Cap Fund offers one class of shares. In the Reorganization, shareholders of the New River Small Cap Fund will receive Investor Class shares of the SouthernSun Small Cap Fund, which also will offer Institutional Class shares.  Institutional Class shares are not the subject of the Reorganization.  See "Information Relating to the Reorganization," below.

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  See "Information Relating to the Reorganization – Federal Income Tax," below.

In considering whether to approve the Reorganization, you should note that:

     -    The Funds have identical investment objectives, principal investment strategies and principal risks.

     -    SouthernSun, the current sub-adviser of the New River Small Cap Fund, is also the investment adviser to the SouthernSun Small Cap Fund. The lead portfolio manager (Mr. Cook) of the New River Small Cap Fund will manage the portfolio of the SouthernSun Small Cap Fund.  The co-portfolio manager of the New River Small Cap Fund will not serve as co-portfolio manager for the SouthernSun Small Cap Fund.  Therefore, assuming the approval of the Reorganization, when shareholders of the New River Small Cap Fund become shareholders of the SouthernSun Small Cap Fund, they will receive continuity of lead portfolio management.

     -    The management fee of the SouthernSun Small Cap Fund is 15 basis points lower than the management fee of the New River Small Cap Fund.  Estimated net annual fund operating expenses of the Funds after applicable waivers and reimbursements is 1.55%. Both Funds’ waivers and expense reimbursements are contractual and can be changed or terminated only with Board approval.

        -    SouthernSun and Third Security, LLC, and not the Funds, will pay all of the expenses of the Reorganization.

     -     New River Small Cap Fund shareholders are not expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

     -    The Reorganization will not result in a dilution of the economic interests of the New River Small Cap Fund shareholders because New River Small Cap Fund shareholders will receive SouthernSun Small Cap Fund shares with the same aggregate value as their New River Small Cap Fund shares.

Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the New River Small Cap Fund entitled to vote and present in person or by proxy, as specified under the 1940 Act, and the rules thereunder. See "Voting Information," below.

For the reasons set forth below and in "Reasons for the Reorganization," the New River Board, including all of the Independent Trustees, have concluded that the Reorganization is in the best interests of the shareholders of the New River Small Cap Fund, and that the interests of the New River Small Cap Fund's existing shareholders would not be diluted as a result of the Reorganization.

THE NEW RIVER TRUST BOARD RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION.

Tax Consequences.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the New River Small Cap Fund will not recognize a gain or loss in the transaction.  Nevertheless, the sale of securities by the Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

Special Considerations and Risk Factors.  The investment objective, principal investment strategies and principal risks of the New River Small Cap Fund and the SouthernSun Small Cap Fund are identical.  For a more complete discussion of these factors, see "Investment Objectives", "Principal Investment Strategies" and "Principal Risks" below.

Comparative Information Relating to the Reorganization

Comparison of Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder, will pay the fees assessed by the SouthernSun Small Cap Fund.  The following tables compare the current fees and expenses of the New River Small Cap Fund with those of the SouthernSun Small Cap Fund before and after the Reorganization.  Because the SouthernSun Small Cap Fund was not operational as of the date of this Proxy Statement/Prospectus, the fees shown for the SouthernSun Small Cap Fund are based, in part, on estimates.

Expenses of the New River Small Cap Fund are as of September 30, 2007. Proforma fees and expenses, which are as of the effective date of the Proxy Statement/Prospectus, show estimated fees and expenses of the SouthernSun Small Cap Fund after giving effect to the proposed Reorganization. Proforma numbers are estimated in good faith and are hypothetical.

It is important to note that if the Reorganization is implemented, shareholders of the New River Small Cap Fund will be subject to the actual fee and expense structure of shares of the SouthernSun Small Cap Fund, which may not be the same as the Proforma fees and expenses.

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	Redemption Fee
New River Small Cap Fund	None	None	None	2.00%[1]

SouthernSun Small Cap Fund	None	None	None	2.00%[1]

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Fee Waiver and/ or Expense Reimbursement	Net Expenses
New River Small Cap Fund	1.00%	0.25%	0.48%	0.05%	1.78%	0.23% [2]	1.55%

SouthernSun Small Cap Fund (Proforma)	0.85%	0.25%	0.40%[3]	0.05%[3]	1.55%[3]	0.00%[3,4]	1.55%[3]

1 Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.  A redemption fee will not apply to shares involuntarily redeemed.  You will be charged a $15.00 fee for wire redemptions and you will be assessed fees for returned checks.

2 New River Advisers has agreed contractually to waive its management fees and/or to make payments to limit New River Small Cap Fund expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, at least until January 31, 2010, such that the total annual operating expenses of the Fund’s shares will not exceed 1.50% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

3 Because the Fund has not yet commenced operations, some expenses are estimated.

4 SouthernSun has agreed contractually to waive its management fees and/or to make payments to limit SouthernSun Small Cap Fund expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, at least until January 31, 2010 such that the total annual operating expenses of the Fund’s shares will not exceed 1.50% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Examples

These Examples are intended to help you compare the cost of investing in the Southern Sun Small Cap Fund with the cost of investing in the New River Small Cap Fund, assuming the Reorganization is approved.  The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
New River Small Cap Fund	$158	$538	$943	$2,076
Fund	1 Year	3 Years[1]	5 Years[1]	10 Years[1]
SouthernSun Small Cap Fund Investor Class Shares (Proforma)	$158	$490	$845	$1,845

1 Assumes each Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect fee waivers and/or expenses reimbursed.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

SUMMARY OF DIFFERENCES IN FEES AND EXPENSES

Management Fees  The management fee of the SouthernSun Small Cap Fund, 0.85%, which is 15 basis points lower than the New River Small Cap Fund's management fee 1.00%.

Distribution Fees  The New River Small Cap Fund and the SouthernSun Small Cap Fund each have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act.  The Rule 12b-1 plan for the New River Small Cap is a “reimbursement plan;” the Rule 12b-1 plan for the SouthernSun Small Cap Fund is a “compensation plan.”  Under the reimbursement plan, t he New River Trust, on behalf of the Fund, reimburses New River Advisers, as investment adviser of the Fund, the Distributor, as a principal underwriter of the Fund’s shares, or others for expenses incurred by such parties in the promotion and distribution of the shares of the Fund, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid, at the direction of the adviser, to securities dealers or others who have executed a servicing agreement with the New River Trust or the Distributor on behalf of the Fund.  Under the compensation plan, the SouthernSun Small Cap Fund will pay the Fund's adviser a monthly fee, at an annual rate of 0.25%, for all distribution services, rather than being paid upon request for reimbursement.

Other Expenses  Other Expenses for the SouthernSun Small Cap Fund (0.40%) are  projected to be lower than the Other Expenses of the New River Small Cap Fund (0.48%).

Annual Fund Operating Fees  After applicable waivers and expense reimbursements, the estimated net annual fund operating expenses of the SouthernSun Small Cap Fund shares are currently equal to the annual fund operating expenses (net of contractual fee waivers) of New River Small Cap Fund, 1.55%. Fund waivers and expense reimbursements are contractual and will continue in effect after the Reorganization. The expense limitation agreement with respect to the SouthernSun Small Cap Fund may be modified or terminated only with the approval of the Northern Lights Board, and the expense limitation agreement with respect to the New River Small Cap Fund may be modified or terminated only with the approval of the New River Board

Comparison of Investment Objectives and Principal Investment Strategies

This section describes the investment objectives and principal investment strategies of each Fund, which are identical.  Please be aware that this is only a brief discussion.  More complete information may be found in the New River Small Cap Fund's Prospectus.

New River Small Cap Fund and SouthernSun Small Cap Fund

Investment Objective:   Each Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

Each Fund invests primarily in common stocks of smaller capitalization U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy.  Securities with value characteristics are those that the portfolio manager believes are trading at undervalued prices and have an above-average potential to increase in price.  Each Fund maintains a non-diversified portfolio that is expected to consist of stocks of 20-30 companies at any given time.

Each Fund generally seeks to invest in companies with under-recognized operational strengths that produce meaningful cash flows in relation to the total capitalizations of the firms themselves.  Within the universe of smaller capitalization companies, the portfolio manager assesses multiple fundamental criteria to identify what it believes are the more attractive companies for investment.  When selecting investments, the portfolio manager seeks companies with some or all of the following attributes:

•

Substantial discretionary cash flow

•

Competitive advantage

•

Unrecognized operational strengths

•

Effective management teams

•

Strong balance sheet

•

Increasing returns on capital

•

Favorable price to book ratio

•

Discount to private market value

Under normal circumstances, each Fund invests at least 80% of its assets in equity securities of companies with a stock market capitalization (share price multiplied by the number of shares outstanding) between $100 million and $2 billion at time of initial purchase.  This 80% market capitalization policy can be changed without shareholder approval; however, shareholders would be given at least 60 days notice prior to any such change.

Each Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.   Each Fund generally seeks to hold positions in companies as they increase in market capitalization as long as the portfolio manager considers the company to remain an attractive investment with capital appreciation potential.   Each Fund may invest up to 5% of its net assets in illiquid securities and may invest up to 5% of its net assets in foreign company securities.

For cash management purposes, each Fund may also invest in high quality money market instruments such as short-term obligations of the U.S. Government, its agencies or instrumentalities, bank obligations, commercial paper, repurchase agreements or money market mutual funds.  In response to extreme or adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in such short-term instruments for temporary defensive purposes.  In such cases, each Fund may not be able to achieve its investment objective.

For a discussion of the risks of investing in the New River Small Cap Fund and the SouthernSun Small Cap Fund, please see PRINCIPAL RISKS in this Proxy Statement/Prospectus.

Fund Performance

The following information shows the past performance of the New River Small Cap Fund.  Since the SouthernSun Small Cap Fund has not yet commenced operations, no past performance information is presented.  The Bar Chart and Average Annual Return Table show the variability of the returns the New River Small Cap Fund, which is one indicator of the risks of investing in the Fund.  However, if the Reorganization is approved by shareholders, the SouthernSun Small Cap Fund will assume the performance history of the New River Small Cap Fund.

Bar Chart

The Bar Chart shows changes in the Fund’s share returns from year to year.  Of course, a fund’s past performance (before and after taxes) is not necessarily an indication of the fund’s future performance.

New River Small Cap Fund

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	March 31, 2006	13.81%
Worst Quarter:	September 30, 2006	(5.53)%

Performance Tables

This table shows the New River Small Cap Fund's average annual total returns and after-tax returns over the past one, five years and ten years or since inception.  The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing the Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table.  The figures assume reinvestment of all dividends and distributions.  An index does not reflect fees or expenses.  It is not possible to invest directly in an index.  Past performance, before and after taxes, is not an indication of future results.

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2007)

	One Year	Since Inception of the Fund (1)
NEW RIVER SMALL CAP FUND
Return before taxes	7.48%	13.46%
Return after taxes on distributions (2)	6.42%	13.05%
Return after taxes on distributions and sale of Fund shares (2)	6.00%	11.68%
Russell 2000® Index(3)	(1.57)%	11.84%

For the period January 1, 2008 through June 30, 2008, the Fund's total return was (3.07)%.

(1) The inception date of the New River Small Cap Fund is October 1, 2003.

(2) After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Russell 2000® Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the New River Small Cap Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Comparison of Investment Restrictions and Policies

This section will help you understand the fundamental and non-fundamental investment restrictions and policies of the New River Small Cap Fund and the SouthernSun Small Cap Fund, which are identical.

Comparison of Fundamental Investment Restrictions and Policies

The Funds have identical fundamental investment restrictions and policies.  These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The New River Small Cap Fund and the SouthernSun Small Cap Fund have each adopted the following fundamental investment restrictions and policies.

1. Concentration by Industry.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, the Fund’s investments would be concentrated in the securities of issuers whose principal business activities are in the same industry.  The following explanation is not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.  The SEC staff currently takes the position that an open-end investment company concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within that industry.  This restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities or in tax-exempt securities.  In applying the Fund’s fundamental policy concerning industry concentration, the Fund will apply a non-fundamental policy, described hereafter, governing categorization of companies into specific industries.  Concentration will be examined by looking at the company’s particular niche and not its general industry.  In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, and telecommunications will each be a separate industry.  Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and, utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

2. Borrowing Money and Issuing Senior Securities

The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Commodities.

The Fund shall not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

4. Real Estate.

The Fund shall not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5. Underwriting.

The Fund shall not underwrite securities of other issuers except to the extent that the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in acquiring, disposing of, or re-selling a security.

6. Loans.

The Fund shall not make loans, provided that this restriction does not prevent the Fund from purchasing debt securities, entering into repurchase agreements or loaning its assets to broker-dealers, financial organizations or institutional investors.

Comparison of Non-Fundamental Investment Policies

The following investment policies are non-fundamental investment policies adopted by each Fund.  Non-fundamental policies may be changed at any time by each Fund’s Board of Trustees.  Shareholders are notified before any material change in these policies becomes effective.

1.

Illiquid Securities.

The Fund does not currently intend to purchase any security if, as a result, more than 5% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.

2.

Borrowing.

The Fund does not currently intend to borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of the Fund’s assets, and except that, if authorized, the Fund may enter into reverse repurchase agreements and engage in “roll” transactions, provided that reverse repurchase agreements, “roll” transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund’s total assets and if the Fund’s borrowing, including reverse repurchase agreements, exceeds 5% of the value of the Fund’s total assets, the Fund will not purchase any additional securities.

3.

Margin Purchases.

The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.

Short Selling.

The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

5.

Loans.

The Fund does not currently intend to make loans in an aggregate amount exceeding one-third of the Fund’s total assets at the time the loan is made, or to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Fund’s net assets) to a registered investment company or portfolio for which the adviser or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments.  (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Comparison of Structures of Trusts

Both the New River Trust and Northern Lights Trust are organized as Delaware statutory trusts.

The Funds' Purchase, Exchange and Redemption Procedures

Each Fund's purchase and redemption procedures are substantially identical. The New River Small Cap Fund no longer offers an exchange privilege, and the SouthernSun Small Cap Fund does not offer an exchange privilege.  The Funds' policies regarding valuation, frequent trading and dividends, are also substantially identical.  These procedures, as well as other features related to investing in the Funds, are summarized below.  A more complete description of the New River Small Cap Fund's procedures can be found in its Prospectus.

Share Classes.

The New River Small Cap Fund offers one class of shares.  The SouthernSun Small Cap Fund offers two classes of shares: Investor Class and Institutional Class.  Institutional Class shares are not offered as part of the Reorganization.  It should be noted that SouthernSun Small Cap Fund’s introduction of a second class of shares could affect the expenses of Investor Class shares, and the Investor Class of shares could also affect the expenses of the Institutional Class of shares. The Board of Trustees of the Northern Lights Fund Trust is responsible for approving the creation of the Institutional Class of shares and monitoring the SouthernSun Small Cap Fund’s class structure pursuant to the guidelines established by Rule 18f-3 of the 1940 Act, which provide that the Fund’s expense allocation must be in the best interests of each class individually and the Fund as a whole.

The minimum initial investment and minimum subsequent investment is the same for both the New River Small Cap Fund and the SouthernSun Small Cap Fund. The initial investment amount for all accounts (including IRAs) is $1,000.  The minimum subsequent investment is $250 ($25 for automatic investment plans).

Comparison of Valuation of Fund Shares and Fund Securities

New River Small Cap Fund

Shares of the Fund are sold at the net asset value per share (“NAV”), which is determined for the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the Fund is open for business (generally the same days that the New York Stock Exchange (“NYSE”) is open).  However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.

The Fund’s securities are generally valued each day at their current market value.  Fair value determinations are required for securities for which market quotations are not readily available, securities for which, in the judgment of the manager, the prices or values available do not represent the fair value of the instrument, securities determined to be illiquid and securities with respect to which an event that will effect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  In the event the Fund holds or acquires a security for which a fair value determination is required, the New River Trust’s Fair Value Committee (“Committee”) shall determine the fair value of the security pursuant to procedures adopted by the Board of Trustees. The Committee currently consists of one Trustee and an officer.  At a meeting of the Committee called for the purpose of valuing a security, the Committee may request that a representative of the manager familiar with the security describe to the Committee the nature of the security, any circumstances requiring a determination by the Committee and the manager’s recommended methodology for determining the fair value of the security.  Determination by the Committee that a security held by the Fund should be valued in a particular manner is effective for all subsequent calculations of the Fund’s NAV until such time as either: (a) the Fund no longer owns the security in question; (b) a fair value determination is no longer required for the security; or (c) the Committee determines to modify or terminate its prior determination with respect to the security.

SouthernSun Small Cap Fund

Generally, the Fund’s securities are valued each day at the last quoted sales price on the securities’ principal exchange.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the Fund’s NAV.  The Fund may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.

If events materially affecting the values of the Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Comparison

We do not believe there are any material differences in the policies for valuation of Fund shares and securities between the New River Small Cap Fund and the SouthernSun Small Cap Fund.

Purchase Procedures.

Each Fund prices purchases based upon the next determined offering price (net asset value) after your order is received.  Purchase orders received by the Funds by the close of the regular session of trading on the NYSE on a day that the securities markets are open, generally 4:00 p.m., Eastern time, are effected at that day’s public offering price or NAV.

Both Funds may authorize certain broker-dealers and their designated financial institutions (designated intermediaries) to accept on their behalf purchase and sell orders.  Purchase orders received by broker-dealers before the close of trading of the regular session on the NYSE on a day that the securities markets are open, and transmitted to the broker-dealer by 4:00 p.m., Eastern time, (which are deemed to have been received by the Fund by 4:00 p.m. Eastern time) that day are effected at that day’s public offering price or NAV.

Automatic Investment Plan.  Both the Funds permit you to make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution.

Exchange Procedures.

New River Small Cap Fund

The New River Small Cap Fund no longer offers shareholders the option of exchanging their shares in the Fund for shares of the New River Core Equity Fund.

SouthernSun Small Cap Fund

No exchange privilege is offered by the SouthernSun Small Cap Fund.

Comparison

Neither Fund offers an exchange privilege.

Distribution and Service Fees.

Pursuant to Rule 12b-1 under the 1940 Act, each Fund has each adopted a plan of distribution (each a "Plan") pursuant to which the Fund may directly or indirectly pay for expenses related to the distribution of its shares and for services provided to shareholders.  The annual limitation for payment of expenses for distribution and shareholder services pursuant to each plan is 0.25% for the New River Small Cap Fund and for Investor Class shares of the SouthernSun Small Cap Fund.  Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales loads offered by other funds.  In the event a Plan is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses previously covered by the Plan that are incurred after the date the Plan terminates.  A summary of the expense and payment features of the Plans is as follows:

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payments to securities dealers and other persons, including the Fund's distributor and its affiliates, who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares;

• expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Fund;
• expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
• expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
• expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and

Comparison

The distribution and service plans are substantially similar although they differ in the means of paying parties who provide distribution and/or shareholders servicing.

Redemption Procedures.

Each Fund allows you to sell some or all of your shares on any day that the Fund calculates its NAV.  If your request is received by the Fund's distributor, or its authorized agent, in proper form by the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell, minus any applicable redemption fee.  Orders received after the close of trading on the NYSE will be based on the next calculated NAV.  Each Fund permits redemptions directly by mail, phone, systematic withdrawal plan and indirectly through a shareholder's nominee such as a broker-dealer or financial institution or financial adviser.  Proceeds may be paid by check or by wire transfer.  Both Funds charge a fee of $15.00 per wire transfer.

Neither Fund intends to redeem shares in any form except cash.  However, if the aggregate amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value within a 90-day period, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

General Transaction Policies

The Funds have identical general transaction policies which are presented below.

Each Fund reserves the right to:

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Vary or waive any minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason.

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Reject any purchase or exchange request (but not a redemption request in good order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below the Fund's required minimum of $1,000.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

Market Timing (Frequent Trading) Policy.

Both Funds have adopted polices to discourage market timing or frequent trading of Fund shares which are presented below.

New River Small Cap Fund

Frequent trading into and out of the Fund can harm all fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund's Board of Trustees have approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently use several methods to reduce the risk of market timing. These methods include:

•

committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to this “Market Timing Trading Policy;” and

•

assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of Fund shareholders.

The redemption fee, which is uniformly imposed without exception, is intended to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not imposed to accommodate short-term trading and the Funds will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the manager or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund's Market Timing Trading Policy section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges out of the Fund.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor New River Advisers will be liable for any losses resulting from rejected purchase or exchange orders. New River Advisers may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the New River Trust.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. The Fund expects the service provider to take immediate action to stop any further short-term trading by such participants.

SouthernSun  Small Cap Fund

The Fund is designed for long-term investors and are not intended for market timing or other disruptive trading activities.  Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders.  The Fund may invest a portion of its assets in small capitalization companies.  Because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage).  Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than funds that invest in highly liquid securities, in part because the Fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage also may cause dilution in the value of Fund shares held by other shareholders.  Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Fund’s Board has also approved the 2.00% early redemption fee on shares redeemed within 30 days of purchase.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Fund nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser also may bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to uniformly limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices.  There can be no guarantee that the Fund will be able to identify or limit these activities.  Omnibus account arrangements are common forms of holding shares of the Fund.  While the Fund will encourage financial intermediaries to apply the Fund’s "Market Timing Trading Policy" to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges, and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy.  If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant.  Upon instructions from the adviser, the service providers will take immediate action to stop any further short-term trading by such participants.

Comparison

We believe the frequent trading or market timing policies of the Fund's are substantially similar because both discourage frequent trading but differ slightly in the specific methods of detecting such market timing.

Dividend and Distribution Policies.

The dividend and distribution policies of the Fund's, which are identical, are present below.

The Fund pays its shareholders dividends from the Fund’s net investment income and distributes any net capital gains the Fund has realized.  All Funds declare and pay dividends at least annually.  Capital gains, if any, are distributed at least once a year.

All of your dividends and capital gains distributions with respect to the Fund will be reinvested in additional shares of that Fund unless you provide us with a telephone or written request to receive your payments in cash.  Dividends and distributions paid in cash or additional shares are treated the same for tax purposes.

COMPARISON OF PRINCIPAL RISKS

The principal risks of the Funds', which are identical, are present below.

Stock Market Risk.   Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

Company Risk. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time.  The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company.  While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

Small Company Risk.  Companies with smaller market capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Value Investing.  Because the Fund uses a value-oriented approach, there is a risk that the market will not recognize a stock's intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.  The portfolio manager’s calculation of a stock's intrinsic value involves estimates of future cash flow, which may prove to be incorrect, and therefore, result in sales of the stock at prices lower than the Fund's original purchase price.

Less Liquid Securities.  The smaller company stocks purchased and held by the Fund tend to trade in markets that are less liquid than markets for larger company stocks.  Therefore, the sale of stocks held by the Fund often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.  The Fund may invest up to 5% of its net assets in illiquid securities.  Illiquid securities may offer a higher yield or greater potential for capital appreciation than securities that are more readily marketable, but they may not always be marketable on advantageous terms, if at all.  A domestically traded security that is not registered under the Securities Act of 1933 will not be considered illiquid if the portfolio manager determines that an adequate investment trading market exists for that security.  However, there can be no assurance that a market will exist for any illiquid security at a particular time.

Foreign Investing.  Investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, expropriation, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets.  In addition to the risks generally associated with investing in foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

FUND MANAGEMENT

New River Small Cap Fund

The Manager

New River Advisers, 6000 Poplar Avenue, Suite 220, Memphis, Tennessee 38119, serves as the investment manager to the New River Small Cap Fund and is registered as an investment adviser with the Securities and Exchange Commission (“SEC”).  CMT Holdings, Inc., 6000 Poplar Avenue, Suite 220, Memphis, TN 38119, owns 100% of the interests of New River Advisers.   Earl W. Powell, Marko Dimitrijevic, Michael W. Cook and Andrew G. Taylor each own, directly or indirectly, more than 10% of CMT Holdings, Inc. Mr. Powell serves as Chairman of the Board of Atlantis Plastics, Inc. and as Chairman of the Board, President and Chief Executive Officer of TriVest Partners, L.P., a private investment firm formed by Mr. Powell.  Mr. Dimitrijevic is Founder and President of Everest Capital Inc., a global investment firm that manages hedge funds.

New River Advisers has overall supervisory responsibility for the general management and investment of the New River Small Cap Fund and its securities portfolio.  Subject to review and approval by the New River Board, New River Advisers sets the Fund’s overall investment strategies, evaluates, selects and recommends a sub-adviser to manage the assets of the Fund and supervises and evaluates the performance of the sub-adviser.

The New River Small Cap Fund pays a management fee to New River Advisers equal to 1.00% of its average net assets.   New River Advisers has contractually agreed to waive its management fees and/or to make payments to limit the Fund's expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, at least until January 31, 2010, so that the total annual operating expenses of the Fund do not exceed specified limits.  Waivers and expense payments may be recouped by New River Advisers from the Fund to the extent that overall expenses fall below the specified limits within three years of when the amounts were waived or paid.

A discussion regarding the basis for the New River Board’ s approval of the prior investment advisory contracts of the Fund is available in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2007.  Because the New River Trust's fiscal year-end changed from August 31 to September 30, effective September 30, 2007, Annual Reports to Shareholders referred to above have different fiscal year-end dates.

On June 11, 2008, New River Advisers was sold by its owner, Third Security, LLC, to CMT Holdings, the parent company of SouthernSun.  SouthernSun currently serves as sub-adviser to the New River Small Cap Fund.

The sale of New River Advisers resulted in an assignment of the investment management agreement between the New River Small Cap Fund and New River Advisers.  As required by the 1940 Act, the investment management agreement contained a provision that it would automatically terminate in the event of its assignment.  Therefore, the investment management agreement was terminated as a result of the consummation of the sale of New River Advisers.  Furthermore, the termination of the investment management agreement resulted in the termination of the sub-advisory agreement between New River Advisers and SouthernSun relating to the New River Small Cap Fund.

At a meeting held on June 10, 2008, the New River Board, including a majority of the Independent Trustees, approved, in reliance on Rule 15a-4 under the 1940 Act, an Interim Investment Management Agreement between the New River Small Cap Fund and New River Advisers.  The Interim Investment Management Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the New River Small Cap Fund either approve a final management agreement or 150 days, whichever occurs first.

Management Fees

The following table sets forth the annual management fee rates payable by the New River Small Cap Fund to New River Advisers pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual management fees earned during the periods shown.

	Management Fee Rate	Management Fees Earned for the month ended Sept. 30, 2007	Management Fees Earned for the year ended Aug. 31, 2007
New River Small Cap Fund	1.00%	$ 45,776	$464,603

New River Advisers has contractually agreed to waive its management fees and/or make payments to limit New River Small Cap Fund’s expenses, other than extraordinary or non-recurring expenses, at least until January 31, 2010.  This expense limitation, expressed as a percentage of the New River Small Cap Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/Reimbursements for the one month ended Sept. 30, 2007	Management Fee Waivers/Reimbursements for the year ended Aug. 31, 2007
New River Small Cap Fund	1.50%	$ 18,272	$107,490

Fees waived or expenses reimbursed may be recouped by New River Advisers from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.   Fund fee waivers and expense reimbursements that may be subject to recapture by New River Advisers through September 30 of the indicated future years are presented below:

2008	2009	2010
$225,293	$192,483	$116,804

The Proposed Investment Management Agreement has an identical fee schedule as the Former Investment Management Agreement.  Consequently, management fee earned would have been identical had the Proposed Investment Management Agreement been effective during the fiscal periods presented above.

The Sub-Adviser

New River Advisers have entered into a sub-advisory agreement with SouthernSun to manage the investment portfolio of the New River Small Cap Fund.  SouthernSun is compensated by New River Advisers in an amount equal to 40% of the management fee received by New River Advisers.  If, however, New River Advisers, pursuant to the terms of the investment management agreement or other agreement, is required to reimburse the New River Small Cap Fund for expenses or waive any portion of its management fee for the New River Small Cap Fund, then an amount equal to 40% of such management fee waiver shall be deducted from the monthly fee paid to SouthernSun.  The co-portfolio managers for the Fund are Michael W. Cook, Sr. and Andrew G. Taylor.  Mr. Cook, the lead portfolio manager, is primarily responsible for research, security selection, and portfolio management for the New River Small Cap Fund, and Mr. Taylor’s duties with respect to the New River Small Cap Fund include investment research, portfolio management and supervision of trading and compliance.

SouthernSun, 6000 Poplar Avenue, Suite 220, Memphis, TN 38119, currently serves and has served (or its predecessor entity Michael W. Cook Asset Management, Inc. d.b.a. Cook Mayer Taylor) as the sub-adviser for the New River Small Cap Fund since its inception on October 1, 2003.  SouthernSun is a registered investment advisory firm that has been in business since 1989.  As of June 30, 2008, the firm had approximately $1.3 billion of assets under management in private accounts.

A discussion regarding the basis for the New River Board's approval of the prior investment advisory contracts, including the sub-advisory contract, of the New River Small Cap Fund is available in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2007.  Because the New River Trust's fiscal year-end changed from August 31 to September 30, effective September 30, 2007, Annual Reports to Shareholders referred to above have different fiscal year-end dates.

As described above, on June 11, 2008, New River Advisers, the investment manager of the New River Small Cap Fund, was sold by its owner, Third Security, LLC, to CMT Holdings, the parent company of SouthernSun. The sale of New River Advisers resulted in the termination of the sub-advisory agreement between New River Advisers and SouthernSun relating to the New River Small Cap Fund.

At a meeting held on June 10, 2008, the New River Board, including a majority of the Independent Trustees, approved, in reliance on Rule 15a-4 under the 1940 Act, an Interim Sub-Advisory Agreement between New River Advisers and SouthernSun relating to the New River Small Cap Fund.  The Interim Sub-Advisory Agreement became effective on June 11, 2008, and will remain in effect until such time as the shareholders of the New River Small Cap Fund either approve a final sub-advisory agreement, or 150 days, whichever occurs first.

Portfolio Managers

Mr. Cook, 51, founded SouthernSun in 1989 and serves as its Chief Executive Officer.  Prior to founding SouthernSun, Mr. Cook was a portfolio manager and trust officer for Front Street Capital Management and an Account Executive with Merrill Lynch & Company.  Mr. Cook is a member of the CFA Institute (formerly AIMR) and Memphis Society of Financial Analysts.  He attended Covenant College where he studied religion, philosophy and history.

Mr. Taylor, 44, is SouthernSun’s President.  He received both his B.B.A. in Finance and Marketing, and M.B.A. in Finance from Baylor University, completing the latter in 1987.  Mr. Taylor is a Chartered Financial Analyst and a member of both the CFA Institute (formerly AIMR) and Memphis Society of Financial Analysts. Mr. Taylor served as a financial analyst for Union Planters National Bank and Schering-Plough prior to joining Mr. Cook in 1990.

If the Reorganization is approved by shareholders, Mr. Cook will continue to manage the New River Small Cap Fund as the SouthernSun Small Cap Fund.  The Fund's Statement of Additional Information provides information about Mr. Cook’s and Mr. Taylor’s compensation structure, other accounts managed by them and their ownership interests in the Fund.

Management of Other Accounts

Michael W. Cook and Andrew G. Taylor are the portfolio managers of the New River Small Cap Fund and are responsible for the day-to-day management of the Fund’s investment portfolio. As of September 30, 2007, they were responsible for the management of the following types of accounts in addition to the New River Small Cap Fund:

Portfolio Manager and Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Michael W. Cook
Registered Investment Companies	None	N/A	N/A	N/A
Other Pooled Investment Vehicles	4	$63 million	1	$4 million
Other Accounts	1,742	$1.3 billion	N/A	N/A
Andrew G. Taylor
Registered Investment Companies	None	N/A	N/A	N/A
Other Pooled Investment Vehicles	4	$63 million	1	$4 million
Other Accounts	1,742	$1.3 billion	N/A	N/A

Conflicts of Interest

As indicated in the table above, portfolio managers at SouthernSun may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, SouthernSun may receive fees from certain accounts that are higher than the fee it receives from the New River Small Cap Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. SouthernSun has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within SouthernSun are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SouthernSun utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Compensation

Mr. Cook and Mr. Taylor each receive a fixed salary, retirement plan and other fringe benefit arrangements from SouthernSun in addition to their indirect ownership interests in SouthernSun.

Disclosure of Securities Ownership.

The following table indicates the dollar range of securities of the New River Small Cap Fund beneficially owned by the portfolio managers as of September 30, 2007:

Name of Portfolio Manager	Dollar Range of Equity Securities in the New River Small Cap Fund
Michael W. Cook	$10,001to $50,000
Andrew G. Taylor	$100,001 to $500,000

SouthernSun Small Cap Fund

The Adviser

SouthernSun, 6000 Poplar Avenue, Suite 220, Memphis, TN 38119, will serve as the adviser to the SouthernSun Small Cap Fund and has served (or its predecessor entity) as the sub-adviser for the New River Small Cap Fund since its inception on October 1, 2003.  SouthernSun is a registered investment advisory firm that has been in business since 1989.  As of June 30, 2008, the firm had approximately $1.34 billion of assets under management in private accounts.   SouthernSun will have overall supervisory responsibility for the general management and investment of the SouthernSun Small Cap Fund and its securities portfolio.  Subject to review and approval by the Northern Lights Board, SouthernSun sets the Fund’s overall investment strategies and evaluates and manages the Fund’s assets.

Management Fees

SouthernSun Small Cap Fund will pay a management fee to SouthernSun equal to 0.85 % of the SouthernSun Small Cap Fund’s average net assets.   SouthernSun has contractually agreed to waive its management fees and/or to make payments to limit the SouthernSun Small Cap Fund’s expenses, other than extraordinary, non-recurring or acquired fund fees and expenses, at least until January 31, 2010, so that the total annual operating expenses of the Fund do not exceed 1.50% (excluding certain non-waivable expenses) of the Fund's average annual net assets.  Waivers and expense payments may be recouped by SouthernSun from the SouthernSun Small Cap Fund to the extent that overall expenses fall below the specified limits within three years of when the amounts were waived or paid.  SouthernSun may also recoup fees waived and expenses paid by the predecessor manager, New River Advisers.  If the investment management agreement between the SouthernSun Small Cap Fund and SouthernSun had been in effect for the New River Small Cap Fund during the fiscal periods ended August 31 and September 30, 2007, the fees earned, as estimated based upon the relative size of the management fees, would have been $394,913 and $38,910, respectively.

Portfolio Manager

The portfolio manager for the SouthernSun Small Cap Fund is Michael W. Cook, who currently serves as lead-portfolio manager for the New River Small Cap Fund.

Management of Other Accounts

Michael W. Cook as portfolio manager of the Fund is responsible for the day-to-day management of the Fund’s investment portfolio. As of July 31, 2008, he was responsible for the management of the following types of accounts in addition to the SouthernSun Small Cap Fund:

Portfolio Manager and Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Michael W. Cook
Registered Investment Companies	1	$77 million	0	$0
Other Pooled Investment Vehicles	4	$57 million	1	$4 million
Other Accounts	1,979	$1.3 billion	0	$0

Conflicts of Interest

Please refer to "Conflicts of Interest" above.

Compensation

Please refer to "Compensation" above.

Disclosure of Securities Ownership

Because the SouthernSun Small Cap Fund has not yet commenced operations, no shares are owned by the portfolio managers.

Other Service Providers

DISTRIBUTOR. Northern Lights Distributor, LLC (the “Distributor”), 4020 South 147th Street, Omaha, Nebraska 68137, a limited liability company organized under the laws of Delaware, serves as New River Trust's and Northern Lights Trust's distributor and principal underwriter. The Distributor is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

TRANSFER AGENT.  Gemini Fund Services LLC, ("GFS "), 450 Wireless Blvd., Hauppauge, New York 11788, provides transfer agency and dividend disbursing agent services for the New River Small Cap Fund  and the SouthernSun Small Cap Fund. As part of these services, GFS maintains records pertaining to the sale and redemption of each Fund's shares and will distribute each Fund's cash dividends to shareholders.  GFS is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

ADMINISTRATOR.  GFS serves as the administrator, custody administrator and accounting services agent for the New River Small Cap Fund  and the SouthernSun Small Cap Fund. The services include overseeing the sub-administrator's day-to-day administration of matters necessary to the Funds' operations, maintaining the books and records of the Funds, calculating each Fund's net asset value in accordance with the provisions of the Fund's current prospectus, and preparing various government reports, tax returns, and proxy materials on behalf of the Funds.

CUSTODIAN.  Bank of New York serves as custodian for both Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  Tait, Weller & Baker LLP serves as the independent registered public accounting firm for the New River Small Cap Fund and the SouthernSun Small Cap Fund.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the form of Reorganization Agreement found in Exhibit C.

The Reorganization Agreement provides that the New River Small Cap Fund will transfer all of its assets and liabilities to the SouthernSun Small Cap Fund.  In exchange for the transfer of these assets and liabilities, the SouthernSun Small Cap Fund will simultaneously issue Investor Class shares to New River Small Cap Fund in an amount equal in value to the net asset value of the New River Small Cap Fund's shares.  Shares of the SouthernSun Small Cap Fund are shares of beneficial interest without par value, issued in Investor and Institutional Classes, in the SouthernSun Fund series of the Northern Lights Trust under its Agreement and Declaration of Trust and By-Laws.  Under the Agreement and Declaration of Trust and By-Laws, Northern Lights Trust may issue an indefinite number of shares of beneficial interest for each class of shares of the SouthernSun Fund.  By class, each share of the SouthernSun Fund represents an equal proportionate interest with other shares of the SouthernSun Fund.  Each share, by class, has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as authorized by the Board of Trustees with respect to each class. Shares of the SouthernSun Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the SouthernSun Fund received by each shareholder of the New River Fund in the Reorganization will be issued at NAV without a sales charge, fully paid and non-assessable.  Shares have no subscription or preemptive rights.  In the event of a liquidation or dissolution of the Northern Lights Trust or the SouthernSun Fund, shareholders of the SouthernSun Fund are entitled to receive the assets available for distribution belonging to that class of shares of the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund which are available for distribution.

Immediately after the transfer of the New River Small Cap Fund's assets and liabilities, the New River Small Cap Fund will make a liquidating distribution pro rata to its shareholders of record of all the SouthernSun Small Cap Fund shares received, so that a holder of shares in the New River Small Cap Fund at the Closing Date of the Reorganization will receive a number of shares of the SouthernSun Fund with the same aggregate value as the shareholder had in the New River Small Cap Fund immediately before the Reorganization.  Such distribution will be accomplished by the transfer of SouthernSun Small Cap Fund shares credited to the account of the New River Small Cap Fund on the books of the SouthernSun Small Cap Fund 's transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the SouthernSun Small Cap Fund shares due to the shareholders of the New River Small Cap Fund.  All issued and outstanding shares of the New River Small Cap Fund will simultaneously be canceled on the books of the New River Small Cap Fund.

The SouthernSun Small Cap Fund does not currently issue certificates to shareholders.  Each New River Small Cap Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the New River Small Cap Fund with respect to shares held on or about the Closing Date.  No shares of the SouthernSun Small Cap Fund to be issued will have preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the New River Small Cap Fund shareholders.  The New River Trust will then be liquidated and terminated.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the New River Fund; and (ii) the receipt by the New River Trust of a tax opinion to the effect that the Reorganization will be tax-free to the New River Fund and its shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of the New River Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement are not in the best interest of the Fund's shareholders.

If shareholders of the New River Small Cap Fund approve the proposed Reorganization, an investment advisory agreement between the SouthernSun Small Cap Fund and SouthernSun (which has been approved by the Northern Lights Board ) will take effect.  If shareholders of the New River Small Cap Fund do not vote to approve the Reorganization, the New River Board will consider other possible courses of action in the best interests of shareholders.  If the shareholders of the New River Small Cap Fund do not approve the Reorganization, the Reorganization will not proceed until such time that the New River Small Cap Fund shareholders approve the Reorganization.

Costs of Reorganization

Except for (1) any commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the New River Small Cap Fund in connection with the Reorganization and (2) ordinary operating expenses of the New River Small Cap Fund through the Closing Date, the expenses relating to the Reorganization will be borne jointly and severally by SouthernSun and Third Security, LLC, a limited liability company organized under the laws of Virginia and former owner of New River Advisers, whether or not the Reorganization is consummated.  The expenses are estimated to be approximately $175,000.  The expenses of the Reorganization include, but are not limited to: (i) shareholder meeting and proxy costs such as printing, mailing, solicitation and tabulation; (ii) costs associated with the preparation and filing of Form N-14 and any amendments or supplements thereto (including the fees of auditors and financial printers) and the registration of the SouthernSun Small Cap Fund; (iii) costs associated with the preparation and distribution of shareholder communications (including all printing and mailing costs); (iv) costs associated with the deregistration and closing of the New River Trust (including all costs associated in the preparation and filing of Form N-8F and the New River Trust’s final Form N-SAR, as well as any other required federal or state filings); (v) costs associated with any additional audits or financial statements necessary as a result of this transaction and the deregistration and closing of the New River Trust (including the preparation of stub financials (if needed), the conducting of any final audits and the preparation and filing of the final tax returns); (vi) any fees of banks, brokers (except as carved out above), custodians and transfer agents; (vii) any premiums for the purchase of liability tail coverage for the benefit of the Trustees of the New River Trust for a period of five years following the Reorganization; and (viii) the fees of legal counsel for the New River Trust and the Independent Trustees.

The Reorganization Agreement

The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Below is a summary of the significant provisions of the Reorganization Agreement, which is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit C.

The Reorganization Agreement contemplates the transfer of all of the assets of the New River Small Cap Fund and the assumption of all of the known liabilities of the New River Small Cap Fund by the SouthernSun Small Cap Fund in exchange for Investor Class shares of the SouthernSun Small Cap Fund having an aggregate net asset value equal to the aggregate net asset value of the New River Small Cap Fund. The New River Small Cap Fund would then distribute to its shareholders the portion of the shares of the SouthernSun Small Cap Fund to which each such shareholder is entitled, with each shareholder receiving shares of the SouthernSun Small Cap Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the New River Small Cap Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, the New River Small Cap Fund would be liquidated and dissolved.

Redemption requests received after the Closing Date will be treated as requests received by the SouthernSun Small Cap Fund for the redemption of its shares.   For purposes of determining if a redemption fee should be assessed, the date a shareholder acquires shares New River Small Cap Fund will be the effective date such shareholder is deemed to have acquired shares of SouthernSun Small Cap Fund.

Generally, the Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the New River Trust or the Northern Lights Trust, on behalf of either the New River Small Cap Fund or the SouthernSun Small Cap Fund, respectively. In addition, the New River Trust, on behalf of the New River Small Cap Fund, and the Northern Lights Trust, on behalf of the SouthernSun Small Cap Fund, have each agreed to indemnify the other Fund for certain losses as provided in the Reorganization Agreement.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the New River Small Cap Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by the Boards of Trustees of either Fund if circumstances should develop that, in the opinion of either Board, make proceeding with the Reorganization Agreement inadvisable for the Fund it oversees.

Federal Income Taxes

The Reorganization is intended to qualify for f ederal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").  Accordingly, pursuant to this treatment, neither the New River Small Cap Fund nor its shareholders, nor the SouthernSun Small Cap Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement (provided that shareholders may recognize taxable income to the extent the New River Small Cap Fund pays dividends or other distributions prior to the Reorganization). As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sutherland Asbill & Brennan LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and representations made by the Funds.

While neither the New River Small Cap Fund nor the SouthernSun Small Cap Fund are aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

New River Trust Board

Upon consummation of the Reorganization, the Independent Trustees of the New River Trust will take such actions as are necessary to terminate the New River Trust.  The New River Trust does not maintain a retirement plan for its independent trustees, and no payment will be made to the independent trustees by the New River Trust or the New River Small Cap Fund.  An insurance policy will be purchased to maintain liability insurance coverage for the independent trustees for five years following the Reorganization.

Capitalization

The following table sets forth, as of September 30, 2007: (i) the audited capitalization of the New River Small Cap Fund (ii) the hypothetical unaudited proforma capitalization of the SouthernSun Small Cap Fund, and (iii) the unaudited proforma combined capitalization of the Funds assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Fund, distributions made by New River Small Cap Fund, and changes in NAV occuring since September 30, 2007.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
New River Small Cap Fund	$57,847,830	$17.35	3,333,376
SouthernSun Small Cap Fund Proforma	$0	$0	0
Adjustment for Shares Outstanding	-	-	-
Proforma Combined after Reorganization	$57,847,830	$17.35	3,333,376

SHAREHOLDER RIGHTS

General Shareholder Rights

New River Small Cap Fund

General. The New River Small Cap Fund is a series of the New River Trust.  The New River Trust was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated April 21, 2003.  The New River Trust also is governed by its By-laws and by applicable Delaware law.

Shares.  The New River Trust is authorized to issue an unlimited number of shares of beneficial interest without par value Shares of each series of the New River Trust are fully paid and nonassessable when issued. Shares of each series participate equally in dividends and other distributions by the shares of such series, and in residual assets of that series in the event of liquidation. Shares of each series have no preemptive, conversion, or subscription rights.

Voting Rights and Requirements. Subject to the Agreement and Declaration of Trust and the 1940 Act, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the series, to amend the Agreement and Declaration of Trust, to bring certain derivative actions, and on any other matters on which a shareholder vote is required by the 1940 Act, the Agreement and Declaration of Trust, the New River Trust's By-laws, or the New River Trustees.

At a shareholder meeting, a shareholder will be entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name. Shares of all series of the New River Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the New River Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

The shareholders, by a vote of the majority of the outstanding shares, may approve the reorganization of the series.  For the purposes of voting for a reorganization, the term “majority of the outstanding shares” means the vote of: (i) 67% or more of the series’ shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the series’ outstanding shares, whichever is less.

Shareholder Meetings.  The New River Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific series or for the New River Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the New River Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act.

Separate votes are taken by each series only if a matter affects or requires the vote of only that series or if that series' interest in the matter differs from the interest of other series of the New River Trust. A shareholder is entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the applicable shares held in the shareholder's name.

Under the Agreement and Declaration of Trust, special meetings of shareholders of the New River Trust or of any series shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least two-thirds of the votes entitled to be cast at such meeting. The series will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

Election and Term of Trustees.  The number of Trustees constituting the New River Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the New River Board, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15). The initial Trustee shall be the person named herein. The New River Board, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the New River Board or remove any Trustee with or without cause. The Shareholders may elect Trustees, including filling any vacancies in the New River Board, at any meeting of Shareholders called by the New River Board for that purpose. A meeting of shareholders for the purpose of electing one or more Trustees may be called by the New River Board or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.  Each Trustee shall serve during the continued lifetime of the New River Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the New River Trust or to a meeting of the New River Board. Such resignation shall be effective upon receipt unless specified to be effective at some later time. Except to the extent expressly provided in a written agreement with the New River Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following any such event or any right to damages on account of such events or any actions taken in connection therewith following his or her resignation or removal.

Shareholder Liability.  No shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the New River Trust or any series.  Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

Liability of Trustees. To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the New River Trust; any investment adviser or principal underwriter of the New River Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The New River Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the New River Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the New River Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the New River Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person 's office.

Reorganization. A majority of the New River Board may cause the New River Trust to sell, convey and transfer all or substantially all of the assets of the New River Trust, or all or substantially all of the assets associated with any one or more series, to another trust, statutory trust, partnership, limited partnership, limited liability company, association or corporation organized under the laws of any state, or to one or more separate series thereof, or to the New River Trust to be held as assets associated with one or more other series of the New River Trust, in exchange for cash, shares or other securities (including, without limitation, in the case of a transfer to another series of the New River Trust, shares of such other series ) with such transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with each series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities; provided, however, that, if required by the 1940 Act, no assets associated with any particular series shall be so sold, conveyed or transferred unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the "vote of a majority of the outstanding voting securities," as such phrase is defined in the 1940 Act, of that series. Following such sale, conveyance and transfer, the New River Board shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities associated with and any other differences among the various series the assets associated with which have so been sold, conveyed and transferred) ratably among the shareholders of the series the assets associated with which have been so sold, conveyed and transferred (giving due effect to the differences among the various classes within each such series ); and if all of the assets of the New River Trust have been so sold, conveyed and transferred, the New River Trust shall be dissolved.

SouthernSun Small Cap Fund

General.  The SouthernSun Fund is a series of Northern Lights Trust.  Northern Lights Trust was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated January 19, 2005.  Northern Lights Trust also is governed by its By-Laws and by applicable Delaware law.

Shares.  The beneficial interest in the Northern Lights Trust shall at all times be divided into shares, all without par value.  The number of shares authorized hereunder is unlimited.  The Board of Trustees may authorize the division of shares into separate and distinct Series and the division of any series into separate classes of shares.  The different series and classes shall be established and designated, and the variations in the relative rights and preferences as between the different Series and classes shall be fixed and determined by the Board of Trustees without the requirement of shareholder approval.

Shareholders of any series shall be entitled to receive dividends and distributions, when, if and as declared.  No share shall have any priority or preference over any other share of the same series or class with respect to dividends or distributions paid in the ordinary course of business or distributions upon dissolution of the Northern Lights Trust or of such series or class.  All dividends and distributions shall be made ratably among all shareholders of a particular class of series from the trust property held with respect to such series according to the number of shares of such class of such series held of record by such shareholders on the record date for any dividend or distribution.  Shareholders shall have no preemptive or other right to subscribe to new or additional shares or other securities issued by the Northern Lights Trust or any series.

Voting Rights and Requirements. Holders of shares of the SouthernSun Fund are entitled to one vote for each full share held and fractional votes for fractional shares.  All shares of the Northern Lights Trust entitled to vote on a matter shall vote on the matter, separately by series and, if applicable, by class, subject to: (1) where the 1940 Act requires all shares of the Northern Lights Trust to be voted in the aggregate without differentiation between the separate series or classes, then all of the Northern Lights Trust’s shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter.

The shareholders, by a vote of the majority of the outstanding shares, may approve the reorganization of the Fund.  For the purposes of voting for a reorganization, the term “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’ shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund ’s outstanding shares, whichever is less.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances.  Meetings of the shareholders may be held within or outside the State of Delaware.  Meetings of the shareholders of the Northern Lights Trust or a series may be called by the Northern Lights Board, Chairman of the Board or the President of the Northern Lights Trust for any lawful purpose, including the purpose of electing Trustees as provided in Article IV, Section 1 of the Northern Lights Trust's Agreement and Declaration of Trust.  Special meetings of the shareholders of the Northern Lights Trust or any series shall be called by the Board of Trustees, Chairman or President upon the written request of shareholders owning the requisite percentage amount of the outstanding shares entitled to vote specified in the By-Laws.  Whenever ten or more shareholders meeting the qualifications set forth in Section 16(c) of the 1940 Act, as the same may be amended from time to time, seek the opportunity of furnishing materials to the other shareholders with a view to obtaining signatures on such a request for a meeting, the Trustees shall comply with the provisions of said Section 16(c) with respect to providing such shareholders access to the list of the shareholders of record of the Northern Lights Trust or the mailing of such materials to such shareholders of record, subject to any rights provided to the Northern Lights Trust or any Trustees provided by said Section 16(c). Shareholders shall be entitled to at least fifteen (15) days notice of any meeting.

Election and Term of Trustees.  The number of Trustees constituting the Northern Lights Board may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Northern Lights Board, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15).  The initial Trustee shall be the person named herein.  The Northern Lights Board, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Northern Lights Board or remove any Trustee with or without cause.  The shareholders may elect Trustees, including filling any vacancies in the Northern Lights Board, at any meeting of shareholders called by the Northern Lights Board for that purpose.  A meeting of shareholders for the purpose of electing one or more Trustees may be called by the Northern Lights or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.  Each Trustee shall serve during the continued lifetime of the Northern Lights Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.  Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Northern Lights Trust or to a meeting of the Northern Lights Board.  Such resignation shall be effective upon receipt unless specified to be effective at some later time.  Except to the extent expressly provided in a written agreement with the Northern Lights Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following any such event or any right to damages on account of such events or any actions taken in connection therewith following his or her resignation or removal.

Shareholder Liability.  Shares shall be deemed to be personal property giving to shareholders only the rights provided in the Northern Light Trust's Agreement and Declaration of Trust and under applicable law.  Every shareholder by virtue of having become a shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto.  The death of a shareholder during the existence of the Northern Lights Trust shall not operate to dissolve the Northern Lights Trust or any series, nor entitle the representative of any deceased shareholder to an accounting or to take any action in court or elsewhere against the Northern Lights Trust or the Trustees or any series, but entitles such representative only to the rights of said deceased shareholder under the Northern Lights Trust's Agreement and Declaration of Trust.  Ownership of shares shall not entitle the shareholder to any title in or to the whole or any part of the Northern Lights Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of shares constitute the shareholders as partners.  Neither the Northern Lights Trust nor the Trustees, nor any officer, employee or agent of the Northern Lights Fund Trust, shall have any power to bind personally any shareholder, nor, except as specifically provided herein, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.  All shares when issued on the terms determined by the Northern Lights Board shall be fully paid and nonassessable.  As provided in the Delaware Statutory Trust Act, shareholders of the Northern Lights Trust shall be entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporation law of the State of Delaware.

Liability of Trustees. To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Northern Lights Trust; any investment adviser or principal underwriter of the Northern Lights Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Northern Lights Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Northern Lights Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Northern Lights Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Northern Lights Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person ’s office.

Reorganization. A majority of the Northern Lights Board may cause the Northern Lights Trust to sell, convey and transfer all or substantially all of the assets of the Northern Lights Trust, or all or substantially all of the assets associated with any one or more series, to another trust, business trust, partnership, limited partnership, limited liability company, association or corporation organized under the laws of any state, or to one or more separate series thereof, or to the Northern Lights Trust to be held as assets associated with one or more other series of the Northern Lights Trust, in exchange for cash, shares or other securities (including, without limitation, in the case of a transfer to another series of the Northern Lights Trust, shares of such other series ) with such transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with each series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities; provided, however, that, if required by the 1940 Act, no assets associated with any particular series shall be so sold, conveyed or transferred unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the “vote of a majority of the outstanding voting securities,” as such phrase is defined in the 1940 Act, of that series.  Following such sale, conveyance and transfer, the Northern Lights Board shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities associated with and any other differences among the various series the assets associated with which have so been sold, conveyed and transferred) ratably among the shareholders of the series the assets associated with which have been so sold, conveyed and transferred (giving due effect to the differences among the various classes within each such series ); and if all of the assets of the Northern Lights Trust have been so sold, conveyed and transferred, the Northern Lights Trust shall be dissolved.

Comparison of Shareholder Rights

The foregoing is only a summary of certain rights of shareholders of the New River Small Cap Fund and the SouthernSun Small Cap Fund under their respective Trust's governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources.  Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

We de not believe there are any material differences in shareholder rights between the New River Small Cap Fund and the SouthernSun Small Cap Fund

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

New River Small Cap Fund

Qualification as Regulated Investment Company

The New River Small Cap Fund is treated as a separate taxpayer for federal income tax purposes.  The New River Small Cap Fund has elected to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended and to qualify as a regulated investment company each year.  If the New River Small Cap Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the New River Trust intends the New River Small Cap Fund to do, then under the provisions of Subchapter M, the New River Small Cap Fund should have little or no liability for federal income taxes.  In particular, the New River Small Cap Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

The New River Small Cap Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

The New River Small Cap Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the New River Small Cap Fund’s taxable year, (a) at least 50% of the value of the New River Small Cap Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the New River Small Cap Fund may consist of such other securities of any one issuer, and the New River Small Cap Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the New River Small Cap Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the New River Small Cap Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

If for any taxable year the New River Small Cap Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute ordinary income (including dividends attributable to long-term capital gains) to the extent of the New River Small Cap Fund’s available earnings and profits.

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of:  (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”).  To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings.  Therefore, in order to avoid the federal excise tax, the New River Small Cap Fund must make (and the New River Trust intends that the New River Small Cap Fund will make) the foregoing distributions.

Shareholder Taxation

Distributions

Distributions of the New River Small Cap Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the New River Small Cap Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  Any distribution of the New River Small Cap Fund’s net capital gain properly designated by the Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the New River Small Cap Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

At the New River Trust’s option, the New River Trust may cause the New River Small Cap Fund to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.”  In that case, among other consequences, the New River Small Cap Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the New River Small Cap Fund.  The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares.  Since the Trust expects a fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains.  A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf.  In the event the New River Trust chooses this option on behalf of the Fund, the New River Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by the New River Small Cap Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

SouthernSun Small Cap Fund

Qualification as Regulated Investment Company

The SouthernSun Small Cap Fund is treated as a separate taxpayer for federal income tax purposes.  The Northern Lights Trust intends for the SouthernSun Small Cap Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended and to qualify as a regulated investment company each year.  If the SouthernSun Small Cap Fund:  (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Northern Lights Trust intends the SouthernSun Small Cap Fund to do, then under the provisions of Subchapter M, the SouthernSun Small Cap Fund should have little or no liability for federal income taxes.  In particular, the SouthernSun Small Cap Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

The SouthernSun Small Cap Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

The SouthernSun Small Cap Fund must meet several requirements to maintain its status as a regulated investment company.  These requirements include the following:  (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the SouthernSun Small Cap Fund’s taxable year, (a) at least 50% of the value of the SouthernSun Small Cap Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the SouthernSun Small Cap Fund may consist of such other securities of any one issuer, and the SouthernSun Small Cap Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the SouthernSun Small Cap Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the SouthernSun Small Cap Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

If for any taxable year the SouthernSun Small Cap Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute ordinary income (including dividends attributable to long-term capital gains) to the extent of the SouthernSun Small Cap Fund’s available earnings and profits.

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of:  (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”).  To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings.  Therefore, in order to avoid the federal excise tax, the SouthernSun Small Cap Fund must make (and the Northern Lights Trust intends that the SouthernSun Small Cap Fund will make) the foregoing distributions.

Shareholder Taxation

Distributions

Distributions of the SouthernSun Small Cap Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the SouthernSun Small Cap Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares.  Any distribution of the SouthernSun Small Cap Fund’s net capital gain properly designated by the SouthernSun Small Cap Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares.  Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in the SouthernSun Small Cap Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains.  Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in the share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

At the Northern Lights Trust’s option, the Northern Lights Trust may cause the SouthernSun Small Cap Fund to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.”  In that case, among other consequences, the SouthernSun Small Cap Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the SouthernSun Small Cap Fund.  The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares.  Since the Northern Lights Trust expects the SouthernSun Small Cap Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains.  A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf.  In the event the Northern Lights Trust chooses this option on behalf of the SouthernSun Small Cap Fund, the Northern Lights Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by the SouthernSun Small Cap Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

We de not believe there are any material differences in the tax issues that affect the Funds and their shareholders between the New River Small Cap Fund and the SouthernSun Small Cap Fund

INFORMATION ABOUT THE NEW RIVER SMALL CAP FUND AND SOUTHERNSUN SMALL CAP FUND

For a detailed discussion of the investment objectives, policies, risks and restrictions of the New  River Small Cap Fund, see the Prospectus for the New River Trust dated January 18, 2008, as supplemented, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  A Statement of Additional Information for the New River Trust dated January 18, 2008, as supplemented, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus.  Copies of the Prospectus and Statement of Additional Information for the New River Small Cap Fund are available upon request and without charge by calling toll-free 1-(866) 672-3863.

The New River Trust and Northern Lights Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the New River Trust and Northern Lights Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Interest of Certain Persons in the Transactions.  New River Advisers, SouthernSun, Third Security, LLC and CMT Holdings may be deemed to have an interest in the Reorganization.  CMT Holdings, pursuant to its purchase of New River Advisers, received an undertaking or commitment from New River Advisers to recommend the Reorganization to the Board of Trustees of the New River Funds.  The acquisition of New River Advisers by CMT Holdings could be deemed to be an agreement under which CMT Holdings compensated New River Advisers for its assistance in facilitating the Reorganization.  CMT Holdings is deemed to control New River Advisers and SouthernSun by virtue of its status as direct or indirect parent company of both entities.

Financial Statements.  The financial statements of the New River Trust for the fiscal periods ended September 30, 2007 and August 31, 2007 have been audited by Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, its independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The unaudited financial statements for the New River Trust for the period ended March 31, 2008 are contained in the Semi-Annual Report to shareholders.  These financial statements are not audited.  The New River Trust will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report upon request.  Requests should be made by calling toll-free 1- (866) 672-3863 or by visiting www.newriverfunds.com.  The Annual Reports for the New River Trust are also are available on the SEC's website at www.sec.gov.  The SouthernSun Small Cap Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the New River Small Cap Fund contained in the Annual Report for the fiscal year (or month) ended September 30, 2007 are attached as Exhibit D.

THE BOARD OF TRUSTEES OF THE NEW RIVER TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the New River Trust in connection with the Special Meeting to be held on October 28, 2008 at 10:00 a.m. Eastern time at the offices of Third Security, LLC, 1881 Grove Avenue, Radford, Virginia 24141, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the New River Small Cap Fund on or about September 25, 2008.  It is expected that the solicitation of proxies will be by mail, e-mail or telephone.  The Altman Group, Inc. will provide various solicitation services, which may include mailings to and telephone contact with shareholders, at a cost of approximately $20,000.  This cost will not be borne by shareholders, but rather by Third Security, LLC and SouthernSun.  Additionally, employees of the New River Trust, New River Advisers, SouthernSun and Gemini Fund Services, LLC may make solicitations to obtain the necessary shareholder representation at the meeting, but will receive no additional compensation for doing so.  The Board of Trustees of the New River Trust has fixed the close of business on August 11, 2008 as the Record Date for determining the shareholders of the New River Small Cap Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Other Effects of Shareholder Approval

The 1940 Act generally requires that shareholders of a mutual fund series approve the fund's investment advisory agreements, sub-advisory agreements and 12b-1 and shareholder services plans, among other things. These requirements apply to new mutual funds, including the SouthernSun Small Cap Fund.

If shareholders approve the proposed Reorganization, they will also be effectively approving the investment advisory agreement between the SouthernSun Small Cap Fund and SouthernSun.  Technically, these approvals will be accomplished by a vote of the sole shareholder of the SouthernSun Small Cap Fund before the effective date of the Reorganization.

Voting Rights and Required Vote

Each shareholder of the New River Small Cap Fund is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of 33 1/3% of the outstanding shares of the New River Small Cap Fund entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum for the Special Meeting.  Approval of each Proposal requires the affirmative vote of the lesser of (i) 67% or more of the New River Small Cap Fund’s shares present at the Special Meeting if more than 50% of the outstanding shares of the New River Small Cap Fund are present, or (ii) more than 50% of the outstanding shares of the New River Small Cap Fund.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposals and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the three Proposals will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the New River Trust at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power   As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the New River Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The New River Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the New River Small Cap Fund do not vote to approve the Reorganization Agreement, the New River Board will consider other possible courses of action in the best interests of shareholders. If the shareholders of the New River Small Cap Fund do not approve the reorganization, the reorganization will not proceed until such time that shareholders of the New River Small Cap Fund approve the Reorganization.  If sufficient votes in favor of any Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special  Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.  The costs of any additional solicitation and of any adjourned session will be borne by SouthernSun and Third Security, LLC.

A shareholder of the New River Small Cap Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Agreement and Declaration of Trust of the New River Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the SouthernSun Small Cap Fund that they receive in the transaction at its then-current net asset value.  Shares of the New River Small Cap Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the New River Small Cap Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to a Reorganization or exchanging such shares in a Reorganization.

The New River Trust does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the New River Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the New River Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise the New River Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

Expenses

Except for (1) any commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the New River Fund in connection with the Reorganization and (2) ordinary operating expenses of the New River Fund through the Closing Date, the expenses relating to the Proposals will be borne jointly and severally by SouthernSun and Third Security, LLC, a limited liability company organized under the laws of Virginia and former owner of New River Advisers, whether or not the Proposals are approved is consummated.  The expenses of the Proposals include, but are not limited to: (i) shareholder meeting and proxy costs such as printing, mailing, solicitation and tabulation; (ii) costs associated with the preparation and filing of Form N-14 and any amendments or supplements thereto (including the fees of auditors and financial printers) and the registration of the SouthernSun Fund; (iii) costs associated with the preparation and distribution of shareholder communications (including all printing and mailing costs); (iv) costs associated with the deregistration and closing of the New River Funds (including all costs associated in the preparation and filing of Form N-8F and the New River Funds’ final Form N-SAR, as well as any other required federal or state filings); (v) costs associated with any additional audits or financial statements necessary as a result of this transaction and the deregistration and closing of the New River Funds (including the preparation of stub financials (if needed), the conducting of any final audits and the preparation and filing of the final tax returns); (vi) any fees of banks, brokers (except as carved out above), custodians and transfer agents; (vii) any premiums for the purchase of liability tail coverage for the benefit of the Trustees of the New River Trust for a period of five years following the Reorganization and (viii) the fees of legal counsel for the Funds and the Independent Trustees.  Proposal and Reorganization costs are estimated to be approximately $175,000.

All the Proposal and reorganization expenses will be paid whether or not shareholders approve the Reorganization.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of the New River Small Cap Fund at the close of business on August 11, 2008, the Record Date, are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the New River Small Cap Fund:

Fund	Number of Shares
New River Small Cap Fund	5,026,489.570

The votes of the shareholders of the SouthernSun Small Cap Fund are not being solicited because the SouthernSun Small Cap Fund has not yet commenced operations and, therefore, does not have any shareholders.

Security Ownership of Certain Beneficial Owners and Management

The following table provides certain information as of August 11, 2008, the Record Date for the Special Meeting, with respect to those persons known to the Fund to be beneficial owners of more than 5% of the outstanding shares of the Fund:

Record or Beneficial Owner Names and Addresses	Status	Percent of the Fund
National Financial Services, LLC 200 Liberty Street One World Financial Center New York, NY 10281	Record	26.52%
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	Record	23.90%
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103	Record	16.71%
Matrix Settlement & Clearance Serv. 333 E. Main Street Midland, MI 48640	Record	5.41%

The following table provides certain information as of August 11, 2008, the Record Date for the Special Meeting, with respect to the beneficial ownership, if any, of the Fund’s shares by (1) each Trustee and officer and (2) all Trustees and officers as a group:

Name of Trustee	Number of Shares Beneficially Owned	Percent of the Fund
Doit L. Koppler II	13,365	*
Andrew Rogers	650	*

*Less than 1%.

As of the Record Date, all Trustees and officers as a group owned 14,015 shares or less than 1% of the Fund.

Receipt of Shareholder Proposals

As in the past, the New River Board does not intend to call regular annual meetings of shareholders of the New River Trust. If a shareholder wishes to present a proposal to be included in the proxy statement for the next meeting of shareholders of the New River Trust, if any, such proposal must be received by the New River Trust within a reasonable time before the solicitation is to be made. The Trustees will call meetings of shareholders as may be required under the 1940 Act (such as to approve a new investment advisory agreement for the New River Small Cap Fund or to remove Trustees) or as they may determine in their discretion.

Financial Highlights

The fiscal year-end of New River Trust and the fiscal year-end of Northern Lights Trust, with respect to SouthernSun Small Cap Fund, is September 30. Prior to September 1, 2007, the fiscal year for the New River Trust was August 31. Because the SouthernSun Small Cap Fund has not yet commenced operations, financial highlights are not available.

Shareholder Reports

The New River Trust will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of the New River Trust (and any subsequent semi-annual reports). Such requests may be directed to the New River Trust by calling toll-free 1-(866) 672-3863.

Information Requirements

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the

Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

OTHER BUSINESS

The New River Board knows of no other business to be brought before the Special Meeting.  However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the New River Trust by calling 1-(866) 672-3863.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE,  OR INTERNET.  INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

Theodore J. Fisher, Esq.

Secretary

EXHIBIT A

PROPOSED INVESTMENT MANAGEMENT AGREEMENT

NEW RIVER FUNDS

AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT

THIS AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT (the “Agreement”) made as of the __ day of October, 2008, by and between New River Funds, a Delaware statutory trust (the “Trust”), on behalf of each series of the Trust listed in Appendix A hereto (hereinafter referred to individually as a “Fund” and collectively as the “Funds”) and New River Advisers LLC, a limited liability company organized and existing under the laws of the Commonwealth of Virginia (the “Manager”).

WITNESSETH:

WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Manager is an investment adviser, registered as such under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor;

WHEREAS, the Manager and Trust entered into the original Investment Management Agreement on September 12, 2003.  Subsequently, the Manager and Trust entered into an Interim Investment Management Agreement dated June 11, 2008, pursuant to Rule 15a-4 under the 1940 Act.  This Amended and Restated Agreement supersedes any previous Agreements between the Manager and the Trust.

NOW, THEREFORE, in consideration of the covenants and the mutual premises hereinafter set forth, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

Appointment of Manager.  The Trust hereby appoints the Manager and the Manager hereby accepts such appointment, to render investment advice and management services with respect to the assets of the Funds for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust’s Board of Trustees (the “Board”).

Duties of Manager.

General Duties.  The Manager shall perform the management and administrative services necessary for the operation of the Funds that are not otherwise provided by third party service providers.  The Manager shall, subject to the supervision of the Board, perform various services for the Funds, including but not limited to: (1) providing the Funds with office space, equipment and facilities (which may be its own) for maintaining their organization; and (2) on behalf of each Fund, supervising relations with, and monitoring the performance of, custodians, depositories, fund administrators, transfer, dividend disbursing, accounting and pricing agents, independent auditors, attorneys, underwriters, brokers and dealers, insurers and other persons in any capacity deemed to be necessary or desirable.

Investment Advisory Services.  The Manager shall act as investment manager to the Funds and shall manage the investments of the Funds on behalf of the Funds in accordance with the investment objectives, programs and restrictions of the Funds as provided in the Trust’s governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws, or otherwise and such other limitations as the Trustees may impose from time to time in writing to the Manager.  In this regard, the Manager shall regularly make decisions as to what securities and other investments to purchase and sell on behalf of the Funds, and shall effect the purchase and sale of such investments.  The Manager shall also have discretion to vote any proxy solicited by a Fund’s portfolio company, again subject to the ultimate supervision of the Board.  In performing these services, the Manager may hire one or more sub-advisers (the “Sub-Advisers”) for each Fund to carry out the investment program of the Funds (subject to the approval of the Board and shareholders of the Fund, except as otherwise permitted under the terms of any exemptive relief obtained by the Manager from the Securities and Exchange Commission (“SEC”), or by rule or regulation).  To the extent that the Manager does hire any Sub-Adviser, it will thereafter continuously review, supervise and (where appropriate) administer the investment program of the Funds.  Without limiting the generality of the foregoing, the Manager shall, or direct any Sub-Adviser to:  (i) furnish the Funds with advice and recommendations with respect to the investment of each Fund’s assets and the purchase and sale of portfolio securities for the Funds, including selecting brokers and effecting transactions or taking of such other steps as may be necessary to implement such advice and recommendations; (ii) furnish the Funds with reports, statements and other data on securities, economic conditions and other pertinent subjects which the Board may reasonably request; (iii) manage the investments of the Funds, subject to the ultimate supervision and direction of the Board; (iv) vote proxies solicited by portfolio companies; (v) provide persons satisfactory to the Board to act as officers and employees of the Trust and the Funds (such officers and employees, as well as certain trustees, may be trustees, directors, officers, partners, or employees of the Manager or its affiliates) but not including personnel to provide administrative services or distribution services to the Fund; and (vi) render to the Board such periodic and special reports with respect to each Fund’s investment activities as the Board may reasonably request.  The investment policies and all other actions of each Fund are and shall at all times be subject to the control and direction of the Fund’s Board.

Brokerage.  The Manager or a Sub-Adviser shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager or the Sub-Adviser.  In placing each Fund’s securities trades, it is recognized that the Manager or Sub-Adviser will give primary consideration to securing the most favorable price and efficient execution, so that each Fund’s total cost or proceeds in each transaction will be the most favorable under all the circumstances.  Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager or Sub-Adviser may be a party.

It is also understood that it is desirable for the Funds that the Manager and each Sub-Adviser have access to investment and market research and securities and economic analyses provided by brokers and others.  It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Funds than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution.  Therefore, the purchase and sale of securities for the Funds may be made with brokers who provide such research and analysis, subject to review by the Board from time to time with respect to the extent and continuation of this practice to determine whether each Fund benefits, directly or indirectly, from such practice.  It is understood by both parties that the Manager may select broker-dealers for the execution of the Funds’ portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager or Sub-Adviser in connection with its services to other clients.

On occasions when the Manager or a Sub-Adviser deems the purchase or sale of a security to be in the best interest of one or more of the Funds as well as of other clients, the Manager or the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

The Manager is authorized to direct, or to permit any sub-adviser to direct, portfolio transactions to a broker-dealer which is an affiliated person of the Manager or the Trust in accordance with such standards and procedures as may be approved by the Board in accordance with 1940 Act Rule 17e-1, or other rules promulgated by the SEC.  Any transaction placed with an affiliated broker-dealer must (i) be placed at the best available execution, and (ii) may not be a principal transaction.

Administrative Services.  The Manager shall oversee the administration of the Funds’ business and affairs although the provision of administrative services, to the extent not covered by subparagraphs (a) or (b) above, is not the obligation of the Manager under this Agreement.  Notwithstanding any other provisions of this Agreement, the Manager shall be entitled to reimbursement from the Funds for all or a portion of the reasonable costs and expenses, including salary, associated with the provision by Manager of personnel to render administrative services to the Funds.

Best Efforts and Judgment.  The Manager shall use its best efforts and judgment in rendering the advice and services to the Funds as contemplated by this Agreement.

Independent Contractor.  The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Funds in any way, or in any way be deemed an agent for the Trust or for the Funds.  It is expressly understood and agreed that the services to be rendered by the Manager to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

Manager’s Personnel.  The Manager or its affiliates shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement.  Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Board may desire and reasonably request.

Reports by Funds to Manager.  Each Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to each Fund’s investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

Expenses.

With respect to the operation of each Fund, the Manager is responsible for (i) the compensation of any of the Trust’s trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund’s responsibility under Subparagraph 7(b) below), and (ii) providing personnel, office space and equipment reasonably necessary to fulfill the Manager’s duties under this Agreement.

Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian, fund administrator, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; expenditures in connection with meetings of each Fund’s shareholders and Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of obtaining and maintaining any required registration or notification for its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

To the extent the Manager incurs any costs by assuming expenses which are an obligation of a Fund as set forth herein, such Fund shall promptly reimburse the Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses.  To the extent the services for which a Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from such Fund to the extent of the Manager’s actual costs for providing such services.

Management Fee.

Each Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all administrative and investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, a management fee as set forth in the Fund and Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below.  If this Agreement is terminated before the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

Fee Reduction. The Manager may, but is not required to, voluntarily or contractually reduce all or a portion of its fees and/or make payments for other expenses in order to decrease the operating expenses of a Fund.  Any such reduction or payment (a “subsidy” or collectively “subsidies”) shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future.  Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis.  The Manager may seek reimbursement of any subsidies made by the Manager either voluntarily or pursuant to contract.  The reimbursement of any subsidy must be approved by the Board and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates if the aggregate expenses for that period do not exceed any more restrictive limitation to which the Manager has agreed (subsidies available for reimbursement to the Manager are collectively referred to as the “Recoupment Balance”) and the Board approves the reimbursement. For example, subsidized operating expenses relating to the period July 1, 2008 through June 30, 2009 would no longer be eligible for reimbursement after July 1, 2012. The Manager agrees not to request or seek reimbursement of subsidized operating expenses that are no longer eligible for reimbursement.  The Manager may not request or receive reimbursement of the Recoupment Balance before payment of the Fund’s operating expenses for the current year and cannot cause the Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund.  Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.

Conflicts with Trust’s Governing Documents and Applicable Laws.  Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust’s Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of the Trust of its responsibility for and control of the conduct of the affairs of the Trust and Funds.

Manager’s Liabilities.

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds.

The Funds shall indemnify and hold harmless the Manager, its managing member and the shareholders, directors, officers and employees of each of them (any such person, an “Indemnified Party”) against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party’s performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement; and provided, further, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Funds may have under applicable federal securities laws.

No provision of this Agreement shall be construed to protect any trustee or officer of the Trust, or managing member, director or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the 1940 Act.

Non-Exclusivity.  The Trust’s employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein.  If this Agreement is terminated with respect to any Fund, this Agreement shall remain in full force and effect with respect to all other Funds listed on Appendix A hereto, as the same may be amended.

Term.  This Agreement shall become effective as to any Fund on the date that is the latest of (1) the execution of this Agreement, (2) the approval of this Agreement for the Fund by the Board of the Trust (as required under Section 15 of the 1940 Act) or (3) the approval of this Agreement by the shareholders of the affected Fund.  This Agreement shall remain in effect as to any Fund for an initial period of two (2) years or such shorter initial period as may be approved by the Board and shareholders of the Fund in the manner required under Section 15 of the 1940 Act (including SEC interpretations thereof), unless sooner terminated as hereinafter provided.  This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for the Fund at least annually by (i) the Board of the Trust or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.

Termination. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board of the Trust or by the vote of a majority of the outstanding voting securities of the affected Fund, upon thirty (30) days’ written notice to the Manager, and by the Manager upon sixty (60) days’ written notice to the Trust.

Amendment.  This Agreement may be modified by mutual consent subject to the provisions of Section 15 of the 1940 Act, as modified by or interpreted by any applicable order or orders of the SEC or any rules or regulations adopted by, or interpretative releases of, the SEC.  In addition to the requirements of paragraph 12 and this paragraph 14, the terms of any continuance or modification of this Agreement must have been approved by the vote of a majority of those trustees of the Trust who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

Termination by Assignment.  This Agreement shall terminate automatically in the event of any assignment thereof, as defined in the 1940 Act.

Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

Definitions.  The terms “majority of the outstanding voting securities,” “assignment,” and “interested persons,” when used herein, shall have the respective meanings specified in the 1940 Act, as now in effect or as hereafter amended, and subject to such orders as may be granted by the SEC.

Notice of Declaration of Trust.  The Manager agrees that the Trust’s obligations under this Agreement shall be limited to the Funds and to their assets, and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Funds nor from any trustee, officer, employee or agent of the Trust or the Funds.

Captions.  The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

Governing Law.  This Agreement shall be governed by, and construed in accordance with, the laws of the Commonwealth of Virginia without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the 1940 Act and the Advisers Act and any rules and regulations promulgated thereunder.

Nonpublic Personal Information.  Notwithstanding any provision herein to the contrary, the Manager agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the series of the Trust and their prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P (“Regulation S-P”), promulgated under the Gramm-Leach-Bliley Act (the “Privacy Act”), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation S-P or the Privacy Act, except after prior notification to and approval in writing by the Trust.  Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

Anti-Money Laundering Compliance.  The Manager acknowledges that, in compliance with the Bank Secrecy Act, as amended, and implementing regulations (“BSA”), the Funds have adopted an Anti-Money Laundering Policy.  The Manager agrees to comply with the Funds’ Anti-Money Laundering Policy and the BSA, as the same may apply to the Manager, now and in the future.  The Manager further agrees to provide to the Funds and/or the Trust such reports, certifications and contractual assurances as may be requested by the Funds or the Trust.  The Trust and the Funds may disclose information respecting the Manager to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

Certifications; Disclosure Controls and Procedures.  The Manager acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002, and the implementing regulations promulgated thereunder, the Funds are required to make certain certifications and have adopted disclosure controls and procedures.  To the extent reasonably requested by the Trust or the Funds, the Manager agrees to use its best efforts to assist the Trust and the Funds in complying with the Sarbanes-Oxley Act and implementing the Funds’ disclosure controls and procedures.  The Manager agrees to inform the Trust and the Funds of any material development related to the Trust or the Funds that the Manager reasonably believes is relevant to the certification obligations of the Funds under the Sarbanes-Oxley Act.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.

NEW RIVER FUNDS	NEW RIVER ADVISERS LLC
By:	By:
Name: Doit L. Koppler II	Name: William P. Halliday
Title: Chairman, Chief Executive Officer, Chief Financial Officer & Treasurer	Title: Chief Executive Officer

Appendix A-1

Fund and Fee Schedule – New River Funds

New River Small Cap Fund	1.00% of the net assets
NEW RIVER FUNDS	NEW RIVER ADVISERS LLC
By:	By:
Name: Doit L. Koppler II	Name: William P. Halliday
Title: Chairman, Chief Executive Officer, Chief Financial Officer & Treasurer	Title: Chief Executive Officer
Date:10/_/08	Date:10/_/08

A-

EXHIBIT B

PROPOSED SUB-ADVISORY AGREEMENT

NEW RIVER FUNDS

AMENDED AND RESTATED SUB-ADVISORY AGREEMENT

THIS AMENDED AND RESTATED SUB-ADVISORY AGREEMENT (the “Agreement”) made this __ day of October, 2008, by and between New River Advisers LLC, a limited liability company organized and existing under the laws of the Commonwealth of Virginia (the “Manager”), and SouthernSun Asset Management, Inc., a corporation organized and existing under the laws of the State of Tennessee (the “Sub-Adviser”).

WITNESSETH:

WHEREAS, the Manager and the Sub-Adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and engage in the business of providing investment management services; and

WHEREAS, the Manager has been retained to act as investment adviser pursuant to an Amended and Restated Investment Management Agreement dated October __, 2008 (the “Investment Management Agreement”) with New River Funds (the “Trust”), which is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of one series of shares and which is authorized to create more series, each having its own investment objectives and policies; and

WHEREAS, Section 2 of the Investment Management Agreement permits the Manager, subject to the supervision and direction of the Trust’s Board of Trustees, to delegate certain of its duties under the Investment Management Agreement to other investment advisers, subject to the requirements of the 1940 Act; and

WHEREAS, the Manager desires to retain Sub-Adviser to assist it in the provision of a continuous investment program for that portion of the assets of one or more of the series (each a “Fund”) of the Trust that the Manager will assign to the Sub-Adviser (the “Sub-Adviser Assets”), and the Sub-Adviser is willing to render such services subject to the terms and conditions set forth in this Agreement; and

WHEREAS, the Manager and Sub-Adviser entered into the original Sub-Advisory Agreement on September 12, 2003, and amended on July 1, 2004.  Subsequently, the Manager and Sub-Adviser entered into an Interim Sub-Advisory Agreement dated July 29, 2005, pursuant to Rule 15a-4 under the 1940 Act.  Shareholders of the Fund at a shareholder meeting on December 22, 2005, approved this Agreement.  The Manager and Sub-Adviser entered into an Interim Sub-Advisory Agreement dated June 11, 2008, pursuant to Rule 15a-4 under the 1940 Act.  This Amended and Restated Sub-Advisory Agreement supersedes any previous Agreements between the Manager and the Sub-Adviser.

NOW, THEREFORE, in consideration of the covenants and the mutual premises hereinafter set forth, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

1.

Appointment as Sub-Adviser.  The Manager hereby retains the Sub-Adviser to act as investment adviser for, and to manage the Sub-Adviser Assets, subject to the supervision of the Manager and the Board of Trustees of the Trust and subject to the terms of this Agreement; and the Sub-Adviser hereby accepts such employment.  In such capacity, the Sub-Adviser shall be responsible for the investment management of the Sub-Adviser Assets.  The Sub-Adviser agrees to exercise the same skill and care in performing its services under this Agreement as the Sub-Adviser exercises in performing similar services with respect to other fiduciary accounts for which the Sub-Adviser has investment responsibilities.

2.

Duties of Sub-Adviser.

(a)

Investments.  The Sub-Adviser is hereby authorized and directed and hereby agrees, subject to the stated investment policies and restrictions of each Fund as set forth in such Fund’s prospectus and statement of additional information as currently in effect and as supplemented or amended from time to time (collectively referred to as the “Prospectus”) and subject to the directions of the Manager and the Trust’s Board of Trustees, as set forth more particularly in Schedule A hereto, as may be amended from time to time, to purchase, hold and sell investments for the Sub-Adviser Assets and to monitor on a continuous basis the performance of the Sub-Adviser Assets.  In providing these services, the Sub-Adviser will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Sub-Adviser Assets.  The Manager agrees to provide the Sub-Adviser information concerning a Fund, its assets available or to become available for investment, and generally as to the conditions of a Fund’s or the Trust’s affairs.

(b)

Compliance with Applicable Laws and Governing Documents.  In the performance of its duties and obligations under this Agreement, the Sub-Adviser shall with respect to Sub-Adviser Assets, act in conformity with the Trust’s Declaration of Trust and By-Laws, the Prospectus(es), and with the instructions and directions received in writing from the Manager or the Trustees of the Trust and will conform to and comply with the requirements of the 1940 Act, the Advisers Act, the Internal Revenue Code of 1986, as amended (the “Code”), and all other applicable federal and state laws and regulations.  The Manager will provide the Sub-Adviser with a copy of the minutes of the meetings of the Board of Trustees of the Trust to the extent they may affect a Fund or the duties of the Sub-Adviser, and with the copies of any financial statements or reports made by a Fund to its shareholders, and any further materials or information which the Sub-Adviser may reasonably request to enable it to perform its functions under this Agreement.

The Manager will provide the Sub-Adviser with reasonable advance notice of any change in a Fund’s investment objectives, policies and restrictions as stated in the Prospectus, and the Sub-Adviser shall, in the performance of its duties and obligations under this Agreement, manage the Sub-Adviser Assets consistent with such changes, provided the Sub-Adviser has received prior notice of the effectiveness of such changes from the Trust or the Manager.  In addition to such notice, the Manager shall provide to the Sub-Adviser a copy of a modified Prospectus reflecting such changes. The Sub-Adviser will at all times be in compliance with all disclosure requirements under all applicable federal and state laws and regulations relating to the Trust or a Fund with respect to the Sub-Adviser Assets, but shall have no liability in connection therewith, except as to the accuracy of material information furnished in writing by the Sub-Adviser to the Trust, to the Fund or to the Manager specifically for inclusion in the Prospectus.  The Sub-Adviser hereby agrees to provide to the Manager in a timely manner such information relating to the Sub-Adviser and its relationship to, and actions for, a Fund as may be required to be contained in the Prospectus or in the Trust’s registration statement on Form N-1A.

(c)

Voting of Proxies.  The Sub-Adviser shall have the power to vote pursuant to proxy voting policies and procedures that meet the requirements of the Advisers Act, either in person or by proxy, all securities in which the Sub-Adviser Assets may be invested from time to time, and shall not be required to seek or take instructions from the Manager, the Trust or a Fund or take any action with respect thereto. At the request of the Fund, the Sub-Adviser shall provide the Fund with its recommendations as to the voting of such proxies.

(d)

Brokerage.  The Sub-Adviser will place orders pursuant to the Sub-Adviser’s investment determinations for a Fund either directly with the issuer or with any broker or dealer.  In executing portfolio transactions and selecting brokers or dealers, the Sub-Adviser will use its best efforts to seek on behalf of a Fund the best overall execution available.  In assessing the best overall terms available for any transaction, the Sub-Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to a Fund and/or other accounts over which the Sub-Adviser may exercise investment discretion.  The Sub-Adviser is authorized, subject to the prior approval of the Trust’s Board of Trustees, to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any of the Funds that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer - - viewed in terms of that particular transaction or in terms of the overall responsibilities of the Sub-Adviser to a Fund.  In addition, the Sub-Adviser is authorized to allocate purchase and sale orders for portfolio securities to brokers or dealers (including brokers and dealers that are affiliated with the Manager, the Sub-Adviser, or the Trust’s principal underwriter) to take into account the sale of shares of the Trust if the Sub-Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified firms.

(e)

Code of Ethics.  The Sub-Adviser, including its Access Persons (as defined in subsection (e) of Rule 17j-1 under the 1940 Act), agrees to observe and comply with Rule 17j-1 and its Code of Ethics (which shall comply in all material respects with Rule 17j-1), as the same may be amended from time to time.  On at least an annual basis, the Sub-Adviser will comply with the reporting requirements of Rule 17j-1, which may include either (i) certifying to the Manager that the Sub-Adviser and its Access Persons have complied with the Sub-Adviser’s Code of Ethics with respect to the Sub-Adviser Assets, or (ii) identifying any violations which have occurred with respect to the Sub-Adviser Assets or (iii) certifying that it has adopted procedures reasonably necessary to prevent Access Persons from violating the Sub-Adviser’s Code of Ethics.  The Sub-Adviser will also submit its Code of Ethics for its initial approval by the Board of Trustees and subsequently within six months of any material change of thereto.

(f)

Books and Records.  The Sub-Adviser shall maintain separate detailed records of all matters pertaining to the Sub-Adviser Assets, including, without limitation, brokerage and other records of all securities transactions. Any records required to be maintained and preserved pursuant to the provisions of Rule 31a-1 and Rule 31a-2 promulgated under the 1940 Act which are prepared or maintained by the Sub-Adviser on behalf of the Trust are the property of the Trust and will be surrendered promptly to the Trust on request.  The Sub-Adviser further agrees to preserve for the periods prescribed in Rule 31a-2 under the 1940 Act the records required to be maintained under Rule 31a-1 under the 1940 Act.

(g)

Information Concerning Sub-Adviser Assets and the Sub-Adviser.  From time to time as the Manager or the Trust may request, the Sub-Adviser will furnish the requesting party reports on portfolio transactions and reports on Sub-Adviser Assets held in the portfolio, all in such detail as the Manager or the Trust may reasonably request.  The Sub-Adviser also will inform the Manager in a timely manner of material changes in portfolio managers responsible for Sub-Adviser Assets, any changes in the ownership or management of the Sub-Adviser, or of material changes in the control of the Sub-Adviser.  Upon reasonable request, the Sub-Adviser will make available its officers and employees to meet with the Trust’s Board of Trustees to review the Sub-Adviser Assets.

The Sub-Adviser also will provide such information or perform such additional acts as are customarily performed by a Sub-Adviser and may be required for a Fund or the Manager to comply with their respective obligations under applicable laws, including, without limitation, the Code, the 1940 Act, the Advisers Act, the Securities Act of 1933, as amended (the “Securities Act”) and any federal or state securities laws, and any rule or regulation thereunder.

(h)

Custody Arrangements.  The Sub-Adviser shall on each business day provide the Manager and the Trust’s custodian such information as the Manager and the Trust’s custodian may reasonably request relating to all transactions concerning the Sub-Adviser Assets.

(i)

Historical Performance Information.  To the extent agreed upon by the parties, the Sub-Adviser will provide the Trust with historical performance information on similarly managed investment companies or for other accounts to be included in the Prospectus or for any other uses permitted by applicable law.

3.

Independent Contractor.  In the performance of its duties hereunder, the Sub-Adviser is and shall be an independent contractor and unless otherwise expressly provided herein or otherwise authorized in writing, shall have no authority to act for or represent a Fund, the Trust or the Manager in any way or otherwise be deemed an agent of a Fund, the Trust or the Manager.

4.

Expenses.  Other than those expressly stated to be payable by the Sub-Adviser hereunder or by the Manager under the Investment Management Agreement, the Fund is responsible for and has assumed the obligation for payment of all of its expenses, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Funds including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; expenditures in connection with meetings of each Fund’s shareholders and Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of obtaining and maintaining any required registration or notification for its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

During the term of this Agreement, Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, if any) purchased for a Fund.  The Sub-Adviser shall, at its sole expense, employ or associate itself with such persons as it believes to be particularly fitted to assist it in the execution of its duties under this Agreement. The Trust or the Manager, as the case may be, shall reimburse the Sub-Adviser for any expenses as may be reasonably incurred by the Sub-Adviser, at the request of and on behalf of a Fund or the Manager. The Sub-Adviser shall keep and supply to the Trust and the Manager reasonable records of all such expenses.

5.

Compensation. For the services provided and the expenses assumed with respect to a Fund pursuant to this Agreement, the Manager agrees to pay the Sub-Adviser a monthly fee equal to 40% of the monthly management fee rate that the Fund is obligated to pay the Manager under its Management Agreement with the Manager.  If in any fiscal year the aggregate expenses of the Fund exceed any applicable expense limitation, and the Manager waives all or a portion of its management fee or reimburses the Fund for expenses to the extent required to satisfy such limitation, the fee paid to the Sub-Adviser will be reduced by 40% of the amount of such waivers or reimbursements. If the Sub-Adviser reduces its fees to reflect such waivers or reimbursements and the Manager subsequently recovers all or any portion of such waivers and reimbursements, then the Sub-Adviser shall be entitled to receive from the Manager a proportionate share of the amount recovered. To the extent that waivers and reimbursements by the Manager required by such limitations are in excess of the Manager’s management fee, the fee paid to the Sub-Adviser will be reduced to zero for that month, but in no event shall the Sub-Adviser be required to reimburse the Manager for all or a portion of such excess reimbursements.

If this Agreement is terminated prior to the end of any calendar month, the fee shall be prorated for the portion of any month in which this Agreement is in effect according to the proportion which the number of calendar days, during which this Agreement is in effect, bears to the number of calendar days in the month, and shall be payable within 10 days after the date of termination.

6.

Representations and Warranties of the Sub-Adviser.  The Sub-Adviser represents and warrants to the Manager and the Trust as follows:

(a)

The Sub-Adviser is registered as an investment adviser under the Advisers Act;

(b)

The Sub-Adviser is a corporation duly organized and validly existing under the laws of the State of Tennessee with the power to own and possess its assets and carry on its business as it is now being conducted;

(c)

The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser’s powers and have been duly authorized by all necessary action on the part of its Board of Directors and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance by the Sub-Adviser of this Agreement, and the execution, delivery and performance by the Sub-Adviser of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Sub-Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Sub-Adviser; and

(d)

The Form ADV of the Sub-Adviser previously provided to the Manager is a true and complete copy of the form as currently filed with the SEC and the information contained therein is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading.  The Sub-Adviser will promptly provide the Manager and the Trust with a complete copy of all subsequent amendments to its Form ADV.

7.

Representations and Warranties of the Manager.  The Manager represents and warrants to the Sub-Adviser and the Trust as follows:

(a)

The Manager is registered as an investment adviser under the Advisers Act;

(b)

The Manager is a corporation duly organized and validly existing under the laws of the Commonwealth of Virginia with the power to own and possess its assets and carry on its business as it is now being conducted;

(c)

The execution, delivery and performance by the Manager of this Agreement are within the Manager’s powers and have been duly authorized by all necessary action on the part of its Board of Directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Manager for the execution, delivery and performance by the Manager of this Agreement, and the execution, delivery and performance by the Manager of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Manager’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Manager;

(d)

The Form ADV of the Manager as provided to the Sub-Adviser is a true and complete copy of the form as currently filed with the SEC and the information contained therein is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading;

(e)

The Manager and the Trust have duly entered into the Investment Management Agreement pursuant to which the Trust authorized the Manager to enter into this Agreement.

8.

Survival of Representations and Warranties; Duty to Update Information.  All representations and warranties made by the Sub-Adviser and the Manager pursuant to Sections 6 and 7, respectively, shall survive for the duration of this Agreement and the parties hereto shall promptly notify each other in writing upon becoming aware that any of the foregoing representations and warranties are no longer true.

9.

Liability and Indemnification.

(a)

Liability.  The duties of the Sub-Adviser shall be confined to those expressly set forth herein, with respect to the Sub-Adviser’s Assets.  The Sub-Adviser shall not be liable for any loss arising out of any investment hereunder, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder, except as may otherwise be provided under provisions of applicable state law which cannot be waived or modified hereby. (As used in this Section 9, the term “Sub-Adviser” shall include directors, officers, employees and other corporate agents of the Sub-Adviser as well as that corporation itself).

(b)

Indemnification.  The Sub-Adviser shall indemnify the Manager, the Trust and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, which the Manager, the Trust or a Fund and their respective affiliates and controlling persons may sustain as a result of the Sub-Adviser’s willful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws. Notwithstanding any other provision in this Agreement, the Sub-Adviser will indemnify the Manager, the Trust and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, to which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the Sub-Adviser concerning the Sub-Adviser’s composite account data or historical performance information on similarly managed investment companies or accounts, except that the Manager, the Trust and each Fund and their respective affiliates and controlling persons shall not be indemnified for a loss or expense resulting from their negligence or willful misconduct in using such numbers, or for their failure to conduct reasonable due diligence with respect to such information.

The Manager shall indemnify the Sub-Adviser, its affiliates and its controlling persons, for any liability and expenses, including reasonable attorneys’ fees, howsoever arising from, or in connection with, the Manager’s breach of this provision or its representations and warranties herein; provided, however, that the Sub-Adviser shall not be indemnified for any liability or expenses which may be sustained as a result of the Sub-Adviser’s willful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.

10.

Duration and Termination.

(a)

Duration.  This Agreement, unless sooner terminated as provided herein, shall for the Fund(s) listed on Exhibit A attached hereto remain in effect from the date of execution (the “Effective Date.”), until two (2) years from the Effective Date, so long as such continuance is specifically approved at least annually (a) by the vote of a majority of those Trustees of the Trust who are not interested persons of any party to this Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Trustees of the Trust, or by the vote of a majority of the outstanding voting securities of each Fund (except as such vote may be unnecessary pursuant to relief granted by an exemptive order from the SEC).  The foregoing requirement that continuance of this Agreement be “specifically approved at least annually” shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

(b)

Termination.  This Agreement may be terminated as to any Fund at any time, without the payment of any penalty by:  (1) the vote of a majority of the Trustees of the Trust or by the Manager, in each case, on not less than 30 days nor more than 60 days written notice to the Sub-Adviser, or (2) by the Manager immediately upon written notice to the other parties in the event of a breach of any provision to this Agreement by any of the parties.

This Agreement shall not be assigned and shall terminate automatically in the event of its assignment or upon the termination of the Investment Management Agreement.

11.

Amendment.  This Agreement may be amended by mutual consent of the parties, provided that the terms of any material amendment shall be approved by: (a) the Trust’s Board of Trustees and (b) the vote of a majority of those Trustees of the Trust who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law, and unless otherwise permitted pursuant to exemptive relief granted by the SEC, by a vote of the majority of a Fund’s outstanding securities.

12.

Confidentiality.  Subject to the duties of the Manager, the Trust (and each Fund), and the Sub-Adviser to comply with applicable law, including any demand of any regulatory or taxing authority having jurisdiction, the parties hereto shall treat as confidential all information pertaining to a Fund and the actions of the Sub-Adviser, the Manager, the Trust, and a Fund in respect thereof.  In accordance with Section 248.11 of Regulation S-P ( 17 CFR 248.1-248.30), Sub-Adviser will not directly, or indirectly through an affiliate, disclose any non-public personal information, except as permitted or required by law, as defined in Regulation S-P, received from the Trust or the Manager, regarding any shareholder, to any person that is not affiliated with the Trust or with Sub-Adviser, and, provided that, any such information disclosed to an affiliate of Sub-Adviser shall be under the same limitations on non-disclosure.

13.

Notice.  Any notice, advice or report to be given pursuant to this Agreement shall be deemed sufficient if delivered or mailed by registered, certified or overnight mail, postage prepaid addressed by the party giving notice to the other party at the last address furnished by the other party:

(a)

If to the Manager:

New River Advisers LLC

6000 Poplar Avenue, Suite 220

Memphis, Tennessee  38119

(b)

If to the Sub-Adviser:

SouthernSun Asset Management, Inc.,

6000 Poplar Avenue, Suite 220

Memphis, Tennessee  38119

14.

Governing Law.  This Agreement shall be governed by the internal laws of the Tennessee without regard to conflict of law principles; provided, however that nothing herein shall be construed as being inconsistent with the 1940 Act.  Where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is altered by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

15.

Entire Agreement. This Agreement embodies the entire agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to this Agreement’s subject matter.  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

16.

Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

17.

Certain Definitions.  For the purposes of this Agreement and except as otherwise provided herein, “interested person,” “affiliated person,” “affiliates,” “controlling persons” and “assignment” shall have their respective meanings as set forth in the 1940 Act, subject, however, to such exemptions as may be granted by the SEC, and the term “Fund” or “Funds” shall refer to those Fund(s) for which the Sub-Adviser provides investment management services and as are listed on Exhibit A to this Agreement.

18.

Captions.  The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

19.

Anti-Money Laundering Compliance.  The Sub-Adviser acknowledges that, in compliance with the Bank Secrecy Act, as amended, and implementing regulations (“BSA”), the Funds have adopted an Anti-Money Laundering Policy.  The Sub-Adviser agrees to comply with the Funds’ Anti-Money Laundering Policy and the BSA, as the same may apply to the Sub-Adviser, now and in the future.  The Sub-Adviser further agrees to provide to the Funds and/or the Trust such reports, certifications and contractual assurances as may be requested by the Funds or the Trust.

20.

Certifications; Disclosure Controls and Procedures.  The Sub-Adviser acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002, and the implementing regulations promulgated thereunder, the Funds are required to make certain certifications and have adopted disclosure controls and procedures.  To the extent reasonably requested by the Trust or the Funds, the Sub-Adviser agrees to use its best efforts to assist the Trust and the Funds in complying with the Sarbanes-Oxley Act and implementing the Funds’ disclosure controls and procedures.  The Sub-Adviser agrees to inform the Trust, the Funds, and the Manager of any material development related to the Trust or the Funds that the Sub-Adviser believes is relevant to the certification obligations of the Funds under the Sarbanes-Oxley Act.

(signatures on next page)

IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first written above.

MANAGER

New River Advisers LLC

By:_ _______________________

     William P. Halliday

      Chief Executive Officer

SUB-ADVISER

SouthernSun Asset Management, Inc.,

By:________________________

      Michael W. Cook, Sr.

      Chief Executive Officer

NEW RIVER FUNDS

AMENDED AND RESTATED SUB-ADVISORY AGREEMENT

Exhibit A

New River Small Cap Fund

B-

EXHIBIT C

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

New River Small Cap Fund and SouthernSun Small Cap Fund

This Agreement and Plan of Reorganization (“Agreement”) is made as of [August __,] 2008, by and between New River Funds, a Delaware statutory trust (“New River Funds”), on behalf of its investment portfolio, the New River Small Cap Fund (the “Acquired Fund”), and Northern Lights Fund Trust, a Delaware statutory trust (“Northern Lights Funds”), on behalf of its investment portfolio, the SouthernSun Small Cap Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”).  SouthernSun Asset Management, Inc., a corporation organized under the laws of the State of Tennessee (“SouthernSun”), joins this Agreement solely for purposes of paragraphs 4.3, 4.4, 5.11, 5.12, 8.2 and 11.1.  Third Security, LLC a limited liability company organized under the laws of Virginia (“Third Security”), joins this Agreement solely for purposes of paragraphs 4.3, 4.4, 8.2 and 11.1.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the Investor Class shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund specified in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

The Board of Trustees of New River Funds (“New River Trustees”) has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization.

The Board of Trustees of Northern Lights Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1

The Reorganization.  Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.5), New River Funds shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund, to Northern Lights Funds on behalf of the Acquiring Fund, and Northern Lights Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund.  In consideration of the foregoing, at the Effective Time, Northern Lights Funds shall, on behalf of the Acquiring Fund, deliver to New River Funds on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares (to the third decimal place).  The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2

Assets of the Acquired Fund.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”).

1.3

Liabilities of the Acquired Fund.  The Acquired Fund will use its best efforts to discharge all of its known liabilities and obligations prior to the Effective Time.  The Acquiring Fund shall assume the liabilities of the Acquired Fund that are set forth on the Acquired Fund’s Statement of Assets and Liabilities as of the Effective Time that is delivered pursuant to paragraph 6.2(b) and included in the calculation of net asset value (“NAV”) as of the Effective Time, or incurred in the ordinary course of business consistent with past practice (collectively, the “Liabilities”).

1.4

Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), New River Funds, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from Northern Lights Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time.  All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5

Recorded Ownership of Acquiring Fund Shares.  Ownership of Acquiring Fund Shares will be shown on the books of Gemini Fund Services, LLC (“GFS”), in its capacity as the Acquiring Fund’s transfer agent (“Transfer Agent”).

1.6

Filing Responsibilities of Acquired Fund.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

ARTICLE II

VALUATION

2.1.

Net Asset Value of the Acquired Fund.  The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, using the valuation procedures described in the then-current prospectuses and statement of additional information of the Acquiring Fund.

2.2.

Net Asset Value of the Acquiring Fund.  The net asset value of the Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in paragraph 2.1.

2.3.

Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be equal to the number of Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4.

Joint Direction of Calculation.  All computations of value with respect to both the Acquired Fund and the Acquiring Fund shall be made by GFS, in its capacity as accounting agent for the Funds.  Such computations shall be evaluated by SouthernSun, in its capacity as investment adviser for the Funds.

2.5

Effective Time.  The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) (the “Effective Time”).

ARTICLE III

CLOSING

3.1

Closing.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of Third Security, LLC, 1881 Grove Avenue, Radford Virginia 24141on or about October __, 2008, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2

Transfer and Delivery of Assets.  New River Funds shall direct The Bank of New York, as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by The Bank of New York, as custodian for the Acquiring Fund, to those persons at The Bank of New York who have primary responsibility for the safekeeping of the assets of the Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Bank of New York shall deliver to those persons at The Bank of New York who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of The Bank of New York and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Acquired Fund’s Assets are deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds at the Effective Time.

3.3

Share Records.  New River Funds shall direct GFS, in its capacity as transfer agent for the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4

Postponement of Effective Time.  In the event that at the Effective Time:  (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of New River Funds or the Board of Trustees of Northern Lights Funds, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

Representations and Warranties of New River Funds.  Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of New River Funds, New River Funds, on behalf of the Acquired Fund, represents and warrants to Northern Lights Funds, on behalf of the Acquiring Fund, as follows:

(a)

The Acquired Fund is a duly established series of New River Funds, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under New River Funds’ Certificate of Trust, Agreement and Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)

New River Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by New River Funds on behalf of the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

(d)

The current prospectuses and statement of additional information, and each prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

At the Effective Time, New River Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Northern Lights Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than such liens, encumbrances and restrictions as may be imposed, in the ordinary course of the Acquired Fund’s business, in connection with the portfolio transactions of the Acquired Fund and in connection with the services provided by the brokers, dealers, custodians and other service providers of the Acquired Fund.

(f)

New River Funds is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the laws of the State of Delaware or a material violation of its Certificate of Trust, Agreement and Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which New River Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which New River Funds, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)

All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, targeted return index securities, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

(h)

Except as otherwise disclosed to and accepted by Northern Lights Funds, on behalf of the Acquiring Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to New River Fund’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business.  New River Funds, on behalf of the Acquired Fund, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i)

The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2007 have been audited by Tait Weller & Baker, LLP (“TWB”), the Acquired Fund’s and Acquiring Fund’s registered independent public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)

Since September 30, 2007, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquired Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)

For each taxable year of its operation (not including the taxable year ending at the Effective Time), the Acquired Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Effective Time.

(m)

All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  All of the issued and outstanding shares of the Acquired Fund have been duly authorized and validly issued, and are fully paid and non-assessable by New River Funds, and have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares.

(n)

The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of New River Funds, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of New River Funds on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)

The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p)

The combined proxy statement and prospectus (the “Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will, from the effective date of the Registration Statement through the date of the meeting of the Acquired Fund Shareholders contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2

Representations and Warranties of Northern Lights Funds.  Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of Northern Lights Funds, Northern Lights Funds, on behalf of the Acquiring Fund, represents and warrants to New River Fund, on behalf of the Acquired Fund, as follows:

(a)

The Acquiring Fund is a duly established series of Northern Lights Funds, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b)

Northern Lights Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect.

(c)

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Northern Lights Funds on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

(d)

The current prospectus and statement of additional information, and each prospectus,  statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)

 The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of the laws of the State of Delaware or a material violation of Northern Lights Funds’ Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Northern Lights Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Northern Lights Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)

Except as otherwise disclosed to and accepted by New River Funds, on behalf of the Acquired Fund, in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Northern Lights Funds’ knowledge, threatened against the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  Northern Lights Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

 (g)

For its entire existence (including at the Effective Time), the Acquiring Fund has had no assets, liabilities or operations.

(i)

The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of Northern Lights Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(j)

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by Northern Lights Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(k)

The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(l)

The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

4.3

Representation and Warranty of SouthernSun.  SouthernSun represents and warrants to New River Funds, on behalf of the Acquired Fund, Northern Lights Funds, on behalf of the Acquiring Fund, and Third Security, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of SouthernSun, and this Agreement will constitute a valid and binding obligation of SouthernSun, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.4

Representation and Warranty of Third Security.  Third Security represents and warrants to New River Funds, on behalf of the Acquired Fund, Northern Lights Funds, on behalf of the Acquiring Fund, and SouthernSun, that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of Third Security, and this Agreement will constitute a valid and binding obligation of Third Security, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1

Conduct of Business.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2

Meeting of Shareholders.  New River Funds will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3

No Distribution of Acquiring Fund Shares.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4

Information.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.

Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.

Proxy Statement/Prospectus and Registration Statement.  The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of the Proxy Statement to be included in a Registration Statement on Form N-14 (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7.

Liquidating Distribution.  As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8

Best Efforts.  The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9

Other Instruments.  New River Funds, on behalf of the Acquired Fund, and Northern Lights Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) New River Funds’, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Northern Lights Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.10

Regulatory Approvals.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.11

Waiver and Reimbursement of Acquiring Fund Fees and Expenses.  For the period from the Closing Date to January 31, 2010, SouthernSun will, by waiving, assuming or reimbursing expenses, or otherwise, limit the expenses of shares of the Acquiring Fund so that the total ordinary operating expenses (total operating expenses excluding underlying fund expenses, taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses related to the purchase or sale of portfolio investments) of such shares do not exceed the annual rate of 1.50% of the average daily net assets attributable to such shares.

5.12

Board Information.  SouthernSun represents, warrants and covenants to New River Funds that the information provided by SouthernSun to the Board of Trustees of New River Funds in connection with its review of the Reorganization is materially accurate and complete and that, to the best of its knowledge, SouthernSun has provided all information concerning New River Funds, Northern Lights Funds and the Reorganization it believes is reasonably necessary for the Board of Trustees of New River Funds to evaluate the Reorganization.

ARTICLE VI

CONDITIONS PRECEDENT

6.1

Conditions Precedent to Obligations of Acquired Fund.  The obligations of New River Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at New River Funds’ election, to the following conditions:

(a)

All representations and warranties of Northern Lights Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)

Northern Lights Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to New River Funds, and dated as of the Effective Time, to the effect that the representations and warranties of Northern Lights Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as New River Funds shall reasonably request.

(c)

Northern Lights Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Northern Lights Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

(d)

At or before the Effective Time, the Acquired Fund shall have received the Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund for the fiscal year ended September 30, 2007 that have been audited by TWB (the “Audited September 30, 2007 Financial Statements”).

6.2

Conditions Precedent to Obligations of Acquiring Fund.  The obligations of Northern Lights Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Northern Lights Funds’ election, to the following conditions:

(a)

All representations and warranties of New River Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)

New River Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, prepared in a manner that is consistent with GAAP, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, and certified by the Treasurer of New River Funds.

(c)

New River Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its Chief Executive Officer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of New River Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Northern Lights Funds shall reasonably request.

(d)

New River Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by New River Funds, on behalf of the Acquired Fund, on or before the Effective Time.

(e)

The Acquired Fund shall have declared and paid a distribution or distributions prior to the Effective Time in the manner set forth in Section 1.3 of this Agreement.

6.3

Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, New River Funds, on behalf of the Acquired Fund, or Northern Lights Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)

The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of New River Funds’ Certificate of Trust, Agreement and Declaration of Trust and By-Laws, applicable laws of the State of Delaware and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, New River Funds and Northern Lights Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

(b)

At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of New River Funds or Northern Lights Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by New River Funds and Northern Lights Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d)

The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)

New River Funds and Northern Lights Funds shall have received an opinion of Sutherland Asbill & Brennan LLP (“Sutherland”) as to federal income tax matters (the “Tax Opinion”) substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1)

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(2)

No gain or loss will be recognized by the Acquired Fund (a) on the transfer of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the Acquiring Fund’s assumption of the Liabilities (if any) of the Acquired Fund, and (b) the subsequent distribution (whether actual or constructive) by the Acquired Fund of those Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund.

(3)

No gain or loss will be recognized by the Acquiring Fund on receipt of the Assets transferred to it by the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the Liabilities (if any) of the Acquired Fund.

(4)

The Acquiring Fund’s basis in the Assets received from the Acquired Fund will be the same as the Acquired Fund’s basis in those assets immediately prior to the Reorganization.

(5)

The Acquiring Fund’s holding period for the transferred Assets will include the Acquired Fund’s holding period therefor.

(6)

No gain or loss will be recognized by the Acquired Fund Shareholders on the exchange of their Acquired Fund Shares solely for Acquiring Fund Shares.

(7)

An Acquired Fund Shareholder’s basis in the Acquiring Fund Shares received in the Reorganization will be the same as the adjusted basis of the Acquired Fund Shares surrendered in exchange therefor.

(8)

An Acquired Fund Shareholder’s holding period in the Acquiring Fund Shares received in the Reorganization will include the Acquired Fund Shareholder’s holding period for the Acquired Fund Shares surrendered in exchange therefor, provided such Acquired Fund Shares were held as capital assets on the Closing Date.

(9)

For purposes of section 381 of the Code, the Acquiring Fund will be treated as if there had been no reorganization. Accordingly, the taxable year of the Acquired Fund will not end on the effective date of the Reorganization, and the tax attributes of the Acquired Fund enumerated in section 381(c) will be taken into account as if there had been no reorganization. The part of the taxable year of the Acquired Fund before the Reorganization and the part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund. Therefore, the Acquired Fund will not be required to file a federal income tax return or distribute information returns to its shareholders for any portion of such taxable year. The Acquiring Fund will assume the Acquired Fund's taxpayer identification number and will not be required to file for a new identification number.

Notwithstanding this paragraph 6.3(e), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Funds or any shareholder thereof with respect to (a) any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (b) the payment by any party of transaction expenses incurred in connection with the Reorganization, except in relation to the qualification of the transfer of the Acquired Fund’s assets to the Acquiring Fund as a reorganization under Section 368(a) of the Code.

Notwithstanding anything herein to the contrary, New River Funds and Northern Lights Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 6.3(e).

(f)

The Bank of New York shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(g)

GFS shall have delivered to Northern Lights Funds a certificate of its authorized officer as set forth in paragraph 3.3.

(h)

The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

(i)

Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1

Indemnification by Northern Lights Funds.  Northern Lights Funds, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless New River Funds, the Acquired Fund, and their trustees, officers, employees and agents (the “New River Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the New River Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or its respective trustees, officers or agents.

7.2

Indemnification by New River Funds.  New River Funds, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless Northern Lights Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the “Northern Lights Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Northern Lights Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or its respective trustees, officers or agents.

7.3

Liability of New River Funds.  Northern Lights Funds understands and agrees that the obligations of New River Funds on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of New River Funds on behalf of New River Funds personally, but bind only New River Funds on behalf of the Acquired Fund and the Acquired Fund’s property.  Moreover, no series of New River Funds other than the Acquired Fund shall be responsible for the obligations of New River Funds hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder.  Northern Lights Funds represents that it has notice of the provisions of the Agreement and Declaration of Trust of New River Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.

7.4

Liability of Northern Lights Funds.  New River Funds understands and agrees that the obligations of Northern Lights Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of Northern Lights Funds on behalf of Northern Lights Funds personally, but bind only Northern Lights Funds on behalf of the Acquiring Fund and the Acquiring Fund’s property.  Moreover, no series of Northern Lights Funds other than the Acquiring Fund shall be responsible for the obligations of Northern Lights Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder.  New River Funds represents that it has notice of the provisions of the Declaration of Trust of Northern Lights Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1

No Broker or Finder Fees.  The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2         Expenses of Reorganization.  Except for (1) any commissions, transaction costs and other direct expenses of liquidating portfolio investments incurred by the Acquired Fund in connection with the Reorganization and (2) ordinary operating expenses of the Acquired Fund through the Closing Date, the expenses relating to the Reorganization (“Reorganization Expenses”) will not be borne by the Acquired Fund or the Acquiring Fund, whether or not the Reorganization is consummated.  Reorganization Expenses will be borne by SouthernSun and Third Security in a manner agreed upon by these parties pursuant to a separate agreement.  The expenses of the Reorganization include, but are not limited to: (i) shareholder meeting and proxy costs such as printing, mailing, solicitation and tabulation; (ii) costs associated with the preparation and filing of Form N-14 and any amendments or supplements thereto (including the fees of auditors and financial printers) and the registration of the Acquiring Fund; (iii) costs associated with the preparation and distribution of shareholder communications (including all printing and mailing costs); (iv) costs associated with the deregistration and closing of the New River Funds (including all costs associated in the preparation and filing of Form N-8F and the New River Funds’ final Form N-SAR, as well as any other required federal or state filings); (v) costs associated with any additional audits or financial statements necessary as a result of this transaction and the deregistration and closing of the New River Funds (including the preparation of stub financials (if needed), the conducting of any final audits and the preparation and filing of the final tax returns); (vi) any fees of banks, brokers (except as carved out above), custodians and transfer agents; and (vii) the fees of legal counsel for the Funds and the Independent Trustees.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1

Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of New River Funds or Northern Lights Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2

Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of New River Funds or the Board of Trustees of Northern Lights Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.  The provisions of Article VIII shall survive any termination of this Agreement.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to New River Funds:

New River Funds

1881 Grove Avenue

Radford, Virginia  24141

Attention:  Doit L. Koppler II

Telephone No.:  (540) 633-7909

Facsimile No.:  (540) 633-7939

With copies (which shall not constitute notice) to:

SouthernSun Asset Management, Inc.

6000 Poplar Avenue, Suite 220

Memphis, Tennessee 38119

Attention:  Michael W. Cook

Telephone No.:  (901) 333-6980

Facsimile No.:  (901) 333-6981

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, D.C.  20004

Attn:  Bibb L. Strench, Esq.

Telephone No.:  (202) 383-0509

Facsimile No.:  (202) 637-3593

LeClairRyan, P.C.

1101 Connecticut Avenue, Suite 600

Washington, D.C.  20036

Attn:  Thomas J. McGonigle, Esq.

Telephone No.:  (202) 659-4140

Facsimile No.:  (202) 659-4130

If to Northern Lights Funds:

The Northern Lights Fund Trust

450 Wireless Blvd.

Hauppauge, New York  11788

Attention:  Andrew Rogers

Telephone No.:  (631) 470-2600

Facsimile No.:  (631) 470-2702

With a copy (which shall not constitute notice) to:

Thompson Hine LLP

312 Walnut Street, Suite 1400

Columbus, Ohio 45202

Attn:  JoAnn Strasser, Esq.

Telephone No.:  (513) 352-6725

Facsimile No.:  (513) 241-4771

If to SouthernSun:

SouthernSun Asset Management, Inc.

6000 Poplar Avenue, Suite 220

Memphis, Tennessee 38119

Attention:  Michael W. Cook

Telephone No.:  (901) 333-6980

Facsimile No.:  (901) 333-6981

If to Third Security:

Third Security, LLC

1881 Grove Avenue

Radford, VA 24141

Attention: Marcus Smith

Telephone No.: (540) 633-7900

Facsimile No.: (540) 633-7939

ARTICLE XI

MISCELLANEOUS

11.1

Insurance Coverage. All parties hereby agree that, for the period of five years (“Insurance Coverage Period”) from the date of the Closing, the New River Trustees shall have errors and omissions/directors and officers (“E&O/D&O) insurance coverage equivalent to the E&O/D&O insurance coverage in place for the New River Trustees immediately prior to the Closing.  During this Insurance Coverage Period:  (i) none of the parties will recommend any diminution or reduction of coverage, or any change to the insurance coverage aggregate limits, that would have the impact of reducing or excluding benefits currently provided to the New River Trustees; and (ii) no New River Trustee shall be required to seek indemnification from the New River Funds, the Northern Lights Funds or any other person as a condition of the making or payment of any claim under such policies.  These representation and undertakings are being provided to the Trustees, at their request, to ensure, to the extent feasible, that the New River Trustees continue to have the benefit of the same insurance protections that they have been entitled to during their service as New River Trustees.  All parties recognize that they should be afforded these protections after the dissolution of the New River Funds.

SouthernSun and/or Third Security, LLC hereby undertake to arrange and pay any and all policy premiums for coverage to the New River Trustees.  SouthernSun and/or Third Security, LLC further agree to provide a copy of the policies described above, including endorsements and renewals, to each New River Trustee when available.

11.2

Entire Agreement.  Northern Lights Funds and New River Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and this Agreement constitutes the entire agreement between the parties.

11.3

Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, and the obligations of SouthernSun and Third Security in paragraph 8.2 and 11.1 shall survive the Closing.

11.4

Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.5

Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.6

Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.7

Counterparts.  This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

C-

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the ____ day of [_____], 2008.

THE NORTHERN LIGHTS FUND TRUST on behalf of the Acquiring Fund By: ________________________________ Name: Title:	NEW RIVER FUNDS on behalf of the Acquired Fund By: ________________________________ Name: Title:

Solely for purposes of paragraphs 4.3, 4.4, 5.11, 5.12, 8.2 and 11.1:

SOUTHERNSUN ASSET MANAGEMENT, INC.

By:  _________________________________

Name:

Title:

Solely for purposes of paragraphs 4.3, 4.4, 8.2 and 11.1:

THIRD SECURITY, LLC

By:  _________________________________

Name:

Title:

C-

EXHIBIT D

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the New River Small Cap Fund shares since its inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information for the fiscal year (or month) ended September 30, 2007, and for all prior fiscal years or periods since Fund inception, was audited by Tait, Weller & Baker LLP.  The Fund's 2007 financial statements are included in the Annual Report, which is available upon request.

The New River Trust's and the Fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2007.

D-

New River Small Cap Fund

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)
					October 1, 2003*
	Period ended				through
	September 30,	For the year ended August 31,			August 31,
	2007**	2007	2006	2005	2004

Net asset value, beginning of period	$ 16.81	$ 14.48	$ 14.49	$ 12.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	-	(0.04)	(0.08)	0.28	(0.11)
Net realized and unrealized gain
on investments	0.54	2.60	0.24	2.26	2.11
Total from investment operations	0.54	2.56	0.16	2.54	2.00

LESS DISTRIBUTIONS:
From net investment income	-	-	(0.11)	-	-
From net realized gains on investments	-	(0.23)	(0.06)	(0.05)	-
Total distributions	-	(0.23)	(0.17)	(0.05)	-

Paid in capital from redemption fees	-	-	-	-	-

Net asset value, end of period	$ 17.35	$ 16.81	$ 14.48	$ 14.49	$ 12.00

Total return (b)	3.21%	17.81%	1.14%	21.13%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 57,848	$ 54,631	$ 36,955	$ 26,468	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.50%	1.50%	1.50%	1.83%
Net investment income (loss)	(0.06)%	(0.24)%	(0.51)%	2.03%	(0.99)%
Portfolio turnover rate	1%	26%	13%	6%	15%

*Commencement of operations.
**September 1, 2007 through September 30, 2007 (See Note 1)
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after management fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 0.39%, 0.23%, 0.59%, 1.48% and 11.84% of average daily net assets for the periods ended September 30,
2007, August 31, 2007, August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

D-

STATEMENT OF ADDITIONAL INFORMATION

September 24, 2008

Northern Lights Fund Trust

450 Wireless Blvd.

Hauppauge, NY  11788

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, September 24, 2008, for the Special Meeting of Shareholders of the New River Funds (the " New River Trust") with respect to the New River Small Cap Fund to be held on October 28, 2008.  At the Special Meeting, shareholders of the New River Small Cap Fund will be asked to consider and approve (1) a new investment management agreement (the "Proposed Investment Management Agreement") between the Fund and New River Advisers LLC; (2) a new investment sub-advisory agreement (the "Proposed Sub-Advisory Agreement") between New River Advisers LLC and SouthernSun Asset Management, Inc.; and (3) a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between the New River Trust on behalf of the New River Small Cap Fund and Northern Lights Fund Trust (the "Northern Lights Trust") on behalf of the SouthernSun Small Cap Fund, a separate series of the Northern Lights Trust.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-(866) 672-3863. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the New River Small Cap Fund is contained in and incorporated by reference to the Statement of Additional Information for the New River Trust dated January 18, 2008, as supplemented. The audited financial statements and related independent registered public accountants' report for the New River Trust contained in the Annual Report to Shareholders for the fiscal year or fiscal period ending August 31, 2007 and September 30, 2007 and the Semi-Annual Report to Shareholders for the period ending March 31, 2008, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-(866) 672-3863 or by writing to New River Funds, c/o Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska 68137.  These documents are also available on the SEC's website at www.sec.gov.

The SouthernSun Small Cap Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

Table of Contents

Introduction	1

INTRODUCTION

The proposed reorganization transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the New River Small Cap Fund in exchange for shares of the SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust; (ii) the distribution of shares of the SouthernSun Small Cap Fund so received to shareholders of each of the New River Small Cap Fund; and (iii) the liquidation and termination of the New River Trust.

PART C

ITEM 15. Indemnification

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports

ITEM 16. Exhibits

(1)	(1)	Agreement and Declaration of Trust dated January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(1)	(2)

Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(2)		By-Laws, effective as of January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(3)		Voting trust agreements-None.
(4)		Form of Agreement and Plan of Reorganization is filed herein
(5)

Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(6)	(1)

Management Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund and Jacobs & Company, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(6)	(2)

Investment Advisory Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(6)	(3)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(6)	(4)(a)

Investment Management Agreement between the Registrant, with respect to The Ladenburg Thalmann Gaming and Casino Fund, and Ladenburg Thalmann Asset Management, Inc., previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(6)	(4)(b)

Investment Sub-Advisory Agreement between Ladenburg Thalmann Asset Management, Inc. and Ahrens Advisors, LP, with respect to The Ladenburg Thalmann Gaming and Casino Fund, previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(6)	(5)

Investment Advisory Agreement between the Registrant, with respect to the Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc. (D.B.A. Biltmore Investment Group), previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(6)	(6)

Investment Advisory Agreement between Arrow Investment Advisors, LLC and the Registrant, with respect to the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, previously filed on May 30, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45, and hereby incorporated by reference.

(6)	(7)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(6)	(8)

Investment Advisory Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(6)	(9)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(6)	(10)

Investment Advisory Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd., previously filed on May 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 20, and hereby incorporated by reference.

(6)	(11)

Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc., previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(6)	(12)

Investment Advisory Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(6)	(13)

Investment Advisory Agreement between the Registrant, with respect to Gratio Values Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital), previously filed on June 8, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 25, and hereby incorporated by reference.

(6)	(14)

Investment Advisory Agreement between the Registrant, with respect to Arrow Alternative Solutions Fund, and Arrow Investment Advisors, LLC, previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(6)	(15)

Investment Advisory Agreement between the Registrant, with respect to AlphaStream Special Equity Fund, and AlphaStream Portfolios, Inc, previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(6)	(16)

Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(6)	(17)

Investment Advisory Agreement between the Registrant, with respect to Anchor Multi-Strategy Growth Fund and Anchor Capital Management Group, LLC, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(6)	(18)

Investment Advisory Agreement between the Registrant, with respect to Free Enterprise Action Fund and Action Fund Management, LLC, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(6)	(19)

Investment Advisory Agreement between the Registrant and Wayne Hummer Asset Management Company, with respect to PathMaster Domestic Equity Fund and Wayne Hummer Large Cap Core Fund previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(6)	(20)

Investment Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., with respect to Arrow DWA Tactical Fund, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(6)	(21)

Investment Advisory Agreement between the Registrant, with respect to EAS Genesis Fund and Emerald Asset Advisors, LLC, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(6)	(22)

Investment Advisory Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(6)	(23)

Investment Advisory Agreement between the Registrant, with respect to the Oxford Global Total Return Fund, and The Oxford Private Client Group, LLC, previously filed on July 29, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(6)	(24)

Investment Advisory Agreement between the Registrant, with respect to the Generations Multi-Strategy Fund and Three G Financial, LLC, previously filed on August 21, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(6)	(25)

Sub-Advisory Agreement between the Registrant, with respect to the Generations Multi-Strategy Fund and FocusPoint Solutions, Inc., previously filed on August 21, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(6)	(26)

Investment Advisory Agreement between  the Registrant, with respect to the Wade Core Destination Fund and Wade Financial Group, previously filed on August 21, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(6)	(27)	Form of Investment Advisory Agreement between the Registrant, with respect to the SouthernSun Small Cap Fund and SouthernSun Asset Management, Inc. is filed herein.
(7)	(1)

Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(7)	(2)

Underwriting Agreement between the Registrant and Ladenburg Thalmann & Co., Inc., with respect to The Ladenburg Thalmann Gaming and Casino Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(7)	(3)	Form of Amendment to Underwriting Agreement between the Registrant and Northern Lights Distributors LLC is filed herein.
(8)		Bonus or Profit Sharing Contracts - NONE
(9)	(1)

Custody Agreement between the Registrant and The Bank of New York, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(9)	(2)

Custody Agreement between the Registrant and the First National Bank of Omaha, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(9)	(3)

Custody Agreement between the Registrant and The Huntington National Bank, with respect to Free Enterprise Action Fund, previously filed on April 25, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 42, and hereby incorporated by reference.

(10)	(1)	Rule 12b-1 Plan of the Jacobs & Company Mutual Fund was previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(10)	(2)	Rule 12b-1 Plan of the Critical Math Fund, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(10)	(3)	Rule 12b-1 Plan of The Biondo Growth Fund, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.
(10)	(4)

Rule 12b-1 Plan of the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(10)	(5)	Rule 12b-1 Plan of the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(10)	(6)

Rule 12b-1 Plan of the Autopilot Managed Growth Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(10)	(7)

Rule 12b-1 Plan of the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund previously filed on May 11, 2007 in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(10)	(8)

Rule 12b-1 Plan of Roanoke Small-Cap Growth Fund filed previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(10)	(9)	Rule 12b-1 Plan of Gratio Values Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(10)	(10)

Rule 12b-1 Plan of Investor Shares of the AlphaStream Special Equity Fund previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(10)	(11)

Rule 12b-1 Plan of Investor Shares of The Ladenburg Thalmann Gaming and Casino Fund previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(10)	(12)

Rule 12b-1 Plan of Class A Shares of The Ladenburg Thalmann Gaming and Casino Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(10)	(13)

Rule 12b-1 Plan of Investor Class Shares of The Biondo Growth Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(10)	(14)

Rule 12b-1 Plan of Arrow Alternative Solutions Fund, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(10)	(15)

Rule 12b-1 Plan of Sierra Core Retirement Fund, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(10)	(16)

Rule 12b-1 Plan of Anchor Multi-Strategy Growth Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(10)	(17)	Rule 12b-1 Plan of PathMaster Domestic Equity Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(10)	(18)	Rule 12b-1 Plan of Arrow DWA Tactical Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(10)	(19)	Rule 12b-1 Plan of EAS Genesis Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(10)	(20)	Rule 12b-1 Plan of KCM Macro Trends Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(10)	(21)

Rule 12b-1 Plan of Wayne Hummer Large Cap Core Fund, previously filed on May 2, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 44, and hereby incorporated by reference.

(10)	(22)	Rule 12b-1 Plan of SouthernSun Small Cap Fund is filed herein.
(10)	(23)	Rule 18f-3 Plan, previously filed on March 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 40, and hereby incorporated by reference.
(10)	(24)

Amended Rule 18f-3 Plan (adding various funds including SouthernSun Small Cap Fund) previously filed on August 21, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(11)		Opinion and Consent of Counsel is filed herein.
(12)		Form of Opinion and Consent of Counsel regarding tax matters is filed herein.
(13)	(1)

Expense Limitation Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund, and Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.

(13)	(2)

Expense Limitation Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(13)	(3)

Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(13)	(4)

Expense Limitation Agreement between the Registrant, with respect to The Ladenburg Thalmann Gaming and Casino Fund, and Ladenburg Thalmann Asset Management, Inc previously filed on May 21, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 22, and hereby incorporated by reference.

(13)	(5)

Expense Limitation Agreement between the Registrant, with respect to the Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc. (D.B.A. Biltmore Investment Group), previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(13)	(6)

Expense Limitation Agreement between Arrow Investment Advisors, LLC and the Registrant, with respect to Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund, previously filed on May 30, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45, and hereby incorporated by reference.

(13)	(7)

Expense Limitation Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(13)	(8)

Expense Limitation Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd., previously filed on May 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 20, and hereby incorporated by reference.

(13)	(9)

Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc. previously filed on May 11, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(13)	(10)

Expense Limitation Agreements between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(13)	(11)

Expense Limitation Agreement between the Registrant, with respect to The Gratio Values Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital), previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(13)	(12)

Expense Limitation Agreement between the Registrant, with respect to the AlphaStream Special Equity Fund, and AlphaStream Portfolios, Inc. previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(13)	(13)

Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(13)	(14)

Expense Limitation Agreement between the Registrant, with respect to Anchor Multi-Strategy Growth Fund and Anchor Capital Management Group, LLC, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(13)	(15)

Expense Limitation Agreement between the Registrant, with respect to Free Enterprise Action Fund and Action Fund Management, LLC, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(13)	(16)

Expense Limitation Agreement between the Registrant and Wayne Hummer Asset Management Company, with respect to PathMaster Domestic Equity Fund and Wayne Hummer Large Cap Core Fund, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(13)	(17)

Expense Limitation Agreement between the Registrant, with respect EAS Genesis Fund and Emerald Asset Advisors, LLC, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(13)	(18)

Expense Limitation Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(13)	(19)

Expense Limitation Agreement between the Registrant, with respect to the Oxford Global Total Return Fund and The Oxford Private Client Group, LLC, previously filed on July 29, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 54, and hereby incorporated by reference.

(13)	(20)

Expense Limitation Agreement between the Registrant, with respect to the Generations Multi-Strategy Fund and Three G Financial, LLC previously filed on August 21, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(13)	(21)

Expense Limitation Agreement between the Registrant, with to the Wade Core Destination Fund and Wade Financial Group previously filed on August 21, 2008 to the Registrant's Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(13)	(22)	Form of Expense Limitation Agreement between the Registrant, with respect to the SouthernSun Small Cap Fund and SouthernSun Asset Management, Inc. is filed herein.
(13)	(23)

Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(13)	(24)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(13)	(25)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(13)	(26)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 2, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(14)	(1)	Consent of Independent Auditors filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.
(14)	(2)	Consent of Independent Auditors Tait, Weller & Baker LLP is filed herein.
(15)		Omitted Financial Statements - Not Applicable.
(16)

Powers of Attorney of the Trust, certain Trustees (Anthony J. Hertl, Michael Miola, Gary W. Lanzen, L. Merill Bryan), certain officers (Andrew Rogers, Kevin E. Wolf, Emile R. Molineaux) are filed herein.

(17)	(1)	Form of Proxy Card is filed herein.
(17)	(2)

Prospectus and Statement of Additional Information, both as supplemented, of the New River Small Cap Fund dated January 18, 2008 filed in Post-Effective Amendment No. 10 to registration statement on Form N-1A are incorporated by reference.

(17)	(3)	Audited Annual Financial Reports for the New River Small Cap Fund for the fiscal year ended August 31, 2007 filed on Form N-CSR are incorporated by reference.
(17)	(4)	Audited Annual Financial Reports for the New River Small Cap Fund for the fiscal month ended September 30, 2007 filed on Form N-CSR are incorporated by reference.
(17)	(5)	Unaudited Semi-Annual Financial Reports for the New River Small Cap Fund for the fiscal period ended March 31, 2008, filed on Form N-CSR are incorporated by reference.

ITEM 17. Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant, in the City of Hauppauge, State of New York, on the 25th day of August, 2008.

NORTHERN LIGHTS FUND TRUST

By:

/s/ Emile R. Molineaux

Emile R. Molineaux

Attorney-in-Fact*

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman
L. Merill Bryan*	Trustee
Gary Lanzen*	Trustee
Anthony Hertl*	Trustee
__________ Mark Taylor	Trustee
Andrew Rogers*	President and Principal Executive Officer
Kevin Wolf*	Treasurer and Principal Accounting Officer

Date: August 25, 2008

By: /s/ Emile R. Molineaux

Emile R. Molineaux

*Attorney-in-Fact, pursuant to Powers of Attorney filed herein.

Exhibit Index

(4)		Form of Agreement and Plan of Reorganization is filed herein
(6)	(27)	Form of Investment Advisory Agreement between the Registrant, with respect to the SouthernSun Small Cap Fund and SouthernSun Asset Management, Inc. is filed herein.
(7)	(3)	Form of Amendment to Underwriting Agreement between the Registrant and Northern Lights Distributors LLC is filed herein.
(10)	(22)	Rule 12b-1 Plan of SouthernSun Small Cap Fund is filed herein.
(11)		Opinion and Consent of Counsel is filed herein
(12)		Form of Opinion and Consent of Counsel regarding tax matters is filed herein.
(13)	(22)	Form of Expense Limitation Agreement between the Registrant, with respect to the SouthernSun Small Cap Fund and SouthernSun Asset Management, Inc. is filed herein.
(14)	(2)	Consent of Independent Auditors Tait, Weller & Baker LLP is filed herein.
(16)		Powers of Attorney is filed herein
(17)	(1)	Form of Proxy Card is filed herein.